                                                             File Nos.  33-81472
                                                                        811-8626

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                  [ X ]

                            Pre-Effective Amendment No.         [   ]

                           Post-Effective Amendment No. 9       [ X ]

                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940              [ X ]

                                Amendment No. 10

                        (Check appropriate box or boxes)
                          VARIABLE ANNUITY ACCOUNT TWO
                           (Exact Name of Registrant)

                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000


                            Christine A. Nixon, Esq.

                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

             immediately upon filing pursuant to paragraph (b) of Rule 485
        ---

         X   on December 29, 2000 pursuant to paragraph (b) of Rule 485
        ---

             60 days after filing pursuant to paragraph (a)(1) of Rule 485
        ---
             on [             ] pursuant to paragraph (a)(1) of Rule 485
        ---

                          VARIABLE ANNUITY ACCOUNT TWO

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                         Caption
-----------------------                         -------

1.      Cover Page............................. Cover Page

2.      Definitions............................ Definitions

3.      Synopsis............................... Fee Tables; Examples

4.      Condensed Financial Information........ Appendix D -- Condensed
                                                Financial Information-
                                                Accumulation Unit Values

5.      General Description of Registrant,
        Depositor and Portfolio Companies...    Description of the
                                                Company, the Separate
                                                Account and the General
                                                Account; Variable Portfolio
                                                Options; Additional
                                                Information About the
                                                Company

6.      Deductions............................. Contract Charges

7.      General Description of
        Variable Annuity Contracts............. Description of the Contracts;
                                                Income Phase; Purchases,
                                                Withdrawals and Contract Value

8.      Annuity Period......................... Income Phase

9.      Death Benefit.......................... Description of the
                                                Contracts; Income Phase

10.     Purchases and Contract Value........... Purchases, Withdrawals
                                                and Contract Value

11.     Redemptions............................ Purchases, Withdrawals
                                                and Contract Value

12.     Taxes.................................. Taxes

13.     Legal Proceedings...................... Legal Proceedings

14.     Table of Contents of Statement
        of Additional Information.............. Additional Information
                                                About the Separate
                                                Account

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                         Caption
-----------------------                         -------

15.     Cover Page............................. Cover Page

16.     Table of Contents...................... Table of Contents

17.     General Information and History........ Description of the
                                                Company, the Separate
                                                Account and the General
                                                Account(P); Variable
                                                Portfolio Options(P);
                                                Additional Information
                                                About the Company(P)

18.     Services............................... Contract Charges(P);
                                                Custodian(P); Financial
                                                Statements

19.     Purchase of Securities Being Offered... Purchases, Withdrawals
                                                and Contract Value(P)

20.     Underwriters........................... Purchases, Withdrawals
                                                and Contract Value(P);
                                                Distribution of Contracts

21.     Calculation of Performance Data........ Performance Data

22.     Annuity Payments....................... Income Phase(P);
                                                Annuity Unit Values;
                                                Income Payments

23.     Financial Statements................... Depositor: Financial
                                                Statements;
                                                Registrant: Financial
                                                Statements


                             PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            VISTA CAPITAL ADVANTAGE

                                   PROSPECTUS

                               DECEMBER 29, 2000


               FLEXIBLE PAYMENT GROUP DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                          VARIABLE ANNUITY ACCOUNT TWO

        The annuity has 11 investment choices - 5 fixed account options and 6 variable investment portfolios listed below. The 5 fixed account options include market value adjustment fixed accounts for specified periods of 1, 3, 5, 7 and 10 years. Each of the 6 variable investment portfolios invest solely in the shares of one of the following currently available underlying Funds of Mutual Fund Variable Annuity Trust:

    - International Equity                            - Asset Allocation
    - Capital Growth                                  - U.S. Government Income
    - Growth and Income                               - Money Market

Additional Underlying Funds may be made available in the future.

        Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the Vista Capital Advantage Variable Annuity.


        To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated December 29, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears on page 29 of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.


        In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

        ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
--------------------------------------------------------------------------------


     Anchor National's Annual Report on Form 10-K for the year ended December 31, 1999, and its quarterly report on Form 10-Q for the quarters ended March 31, 2000, June 30, 2000 and September 30, 2000 are incorporated herein by reference.


     All documents or reports filed by Anchor National under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

     Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

     Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

     To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

     Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

     The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

     Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:
       Anchor National Life Insurance Company
      Annuity Service Center
      P.O. Box 54299
      Los Angeles, California 90054-0299
      Telephone Number: (800) 445-SUN2

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         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
--------------------------------------------------------------------------------

     Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel, this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

                               TABLE OF CONTENTS

                                                              PAGE
ITEM                                                          ----
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
SECURITIES AND EXCHANGE COMMISSION POSITION ON
  INDEMNIFICATION...........................................     3
DEFINITIONS.................................................     5
SUMMARY.....................................................     6
FEE TABLES..................................................     9
EXAMPLES....................................................    10
PERFORMANCE DATA............................................    11
DESCRIPTION OF ANCHOR NATIONAL, THE SEPARATE ACCOUNT AND THE
  GENERAL ACCOUNT...........................................    11
     Anchor National Life Insurance Company.................    11
     Separate Account.......................................    12
     General Account........................................    12
VARIABLE PORTFOLIO OPTIONS..................................    12
     Voting Rights..........................................    13
     Substitution of Securities.............................    13
FIXED ACCOUNT OPTIONS.......................................    14
     Fixed Accounts.........................................    14
     Market Value Adjustment ("MVA")........................    14
CONTRACT CHARGES............................................    14
     Insurance Charges......................................    15
     Withdrawal Charges.....................................    15
     Investment Charges.....................................    15
     Contract Maintenance Fee...............................    15
     Transfer Fee...........................................    15
     Premium Tax............................................    16
     Income Taxes...........................................    16
     Reduction or Elimination of Charges and Expenses, and
      Additional Amounts Credited...........................    16
     Free Withdrawal Amount.................................    16
     Nursing Home Waiver....................................    17
DESCRIPTION OF THE CONTRACTS................................    17
     Summary................................................    17
     Ownership..............................................    17
     Annuitant..............................................    17
     Modification of the Contract...........................    17
     Assignment.............................................    17
     Death Benefit..........................................    18
PURCHASES, WITHDRAWALS AND CONTRACT VALUE...................    19
     Purchase Payments......................................    19
     Allocation of Purchase Payments........................    19
     Accumulation Units.....................................    19
     Free Look..............................................    20
     Transfers During the Accumulation Phase................    20
     Automatic Dollar Cost Averaging Program................    21
     Asset Allocation Rebalancing...........................    22
     Principal Advantage Program............................    22
     Withdrawals............................................    22
     Systematic Withdrawal Program..........................    23
     Minimum Contract Value.................................    23
INCOME PHASE................................................    23
     Annuity Date...........................................    23
     Income Options.........................................    24
     Transfers During the Income Phase......................    25
     Deferment of Payments..................................    25
TAXES.......................................................    25
     Annuity Contracts in General...........................    25
     Tax Treatment of Distributions -- Non-qualified
      Contracts.............................................    26

                                                              PAGE
ITEM                                                          ----
     Tax Treatment of Distributions -- Qualified
      Contracts.............................................    26
     Minimum Distributions..................................    26
     Diversification........................................    26
ADMINISTRATION..............................................    27
     Distribution of Contracts..............................    27
CUSTODIAN...................................................    27
LEGAL PROCEEDINGS...........................................    28
REGISTRATION STATEMENT......................................    28
INDEPENDENT ACCOUNTANTS.....................................    28
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....    28
APPENDIX A -- MARKET VALUE ADJUSTMENT ("MVA")...............   A-1
APPENDIX B -- WITHDRAWALS AND WITHDRAWAL CHARGES............   B-1
APPENDIX C -- PREMIUM TAXES.................................   C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION...............   D-1


All financial representatives or agents that sell the contracts offered by this prospectus are required to deliver a prospectus.

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                                  DEFINITIONS
--------------------------------------------------------------------------------

     The following terms, as used in this prospectus, have the indicated meanings:

ACCUMULATION PHASE -- The period during which you invest money in your contract.

ACCUMULATION UNIT -- A unit of measurement which we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S) -- The person(s) on whose life (lives) we base income payments.

ANNUITY DATE -- The date on which income payments begin, as selected by you.

ANNUITY UNIT(S) -- A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY -- The person designated to receive any benefits under the contract if you or the Annuitant dies.

INCOME PHASE -- The period during which we make income payments to you.

IRS -- The Internal Revenue Service.

NON-QUALIFIED (CONTRACT) -- A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PURCHASE PAYMENTS -- The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT) -- A contract purchased with pre-tax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

TRUST -- Mutual Fund Variable Annuity Trust, an open-end management investment company.

UNDERLYING FUND(S) -- The underlying series of the Trust in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) -- The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the Trust.

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                                    SUMMARY
--------------------------------------------------------------------------------

     This summary sets forth some of the more important points that you should know and consider before purchasing the Vista Variable Annuity. The remainder of the prospectus discusses the topics in more detail. We urge you to read it carefully and retain it, and the prospectus for the Trust, for future reference.

WHAT IS AN ANNUITY CONTRACT?

     An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

     Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

     The Vista Variable Annuity is a contract between you and Anchor National (the Company, Us, We). It is designed to help you invest on a tax deferred basis and meet long-term financial goals, such as retirement funding.

     Like most annuities, this contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. Your earnings are based on the investment performance of the Variable Portfolios you allocate money to and/or the interest rate earned on fixed account options. During the Income Phase, you will receive income payments from your annuity. Your payments may be fixed in dollar amount, may vary with investment performance of the Variable Portfolios or be a combination of both. Among other factors, the amount of money you are able to accumulate in your contract during the Accumulation Phase will determine the amount of your payments during the Income Phase.

WHAT IS THE DIFFERENCE BETWEEN A VARIABLE ANNUITY AND A FIXED ANNUITY?

     A fixed annuity earns interest at a fixed rate guaranteed by the insurance company. A variable annuity typically provides a fixed account option but also provides Variable Portfolios. The Variable Portfolios are similar to a mutual fund, but are only available through the purchase of an annuity. Most significantly, you as the contract owner bear the entire investment risk with respect to any Purchase Payments allocated to the Variable Portfolios of an annuity. This means that the value of your contract will go up and down, depending on the performance of the Variable Portfolios.

     Vista Variable Annuity is a variable annuity with five fixed account options and six Variable Portfolios.

WHAT ARE THE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT?

     You may allocate money to the following Variable Portfolios of the Trust:

        - International Equity                          - Asset Allocation
        - Capital Growth                                - U.S. Government Income
        - Growth and Income                             - Money Market

     You may also allocate money to the fixed account options for periods of 1, 3, 5, 7 and 10 years. We call these time periods guarantee periods. Anchor National guarantees the interest rate credited to money in a fixed account option. The interest rate offered for different guarantee periods may differ from time to time, but we will never credit less than a 3% annual effective rate. Additionally, if you allocate money to a fixed account option and withdraw all or part of it prior to the end of the guarantee period, you may incur an adjustment to the value of your contract called a market value adjustment (a "MVA"). A MVA can decrease or increase the value of your contract.

     During the Accumulation Phase, you may transfer among the Variable Portfolios and/or the fixed account options. Fifteen free transfers are permitted per contract year. After that, we assess a transfer fee. A MVA may also apply in the case of a transfer from a fixed account option.

HOW MAY I ACCESS MY MONEY?

     During the Accumulation Phase, earnings may be withdrawn at any time without incurring a withdrawal charge. After the first contract year, your first withdrawal each contract year will be free of a withdrawal charge if it does not exceed the greater of: (1) earnings in your contract or (2) 10% of your Purchase Payments still subject to a withdrawal charge which have been in your contract for at least a year and not previously withdrawn. You will not get the benefit of a free withdrawal amount upon a full surrender of your contract.

     Withdrawals in excess of these limits may be assessed a withdrawal charge. Generally, withdrawals may be made from your contract in the amount of $1,000 or more. You may request withdrawals in writing or by establishing systematic withdrawals. Under systematic withdrawals, the minimum withdrawal amount is $250.

     There are no withdrawal charges on that portion of your money invested for seven years or more. Of course, upon a withdrawal you may have to pay income tax. A 10% IRS penalty tax may also apply if you are under age 59 1/2. Additionally, we do not assess withdrawal charges upon payment of a death benefit or when you switch to the Income Phase.

CAN I EXAMINE THE CONTRACT?

     You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

     Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

WHAT ARE THE CHARGES AND DEDUCTIONS UNDER A CONTRACT?

     Each year, we deduct a $30 contract maintenance fee from your contract. We also deduct insurance charges which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. The insurance charges include: mortality and expense risk, 1.25%, and distribution expense,
 .15%. There are no insurance charges deducted from amounts allocated to the fixed account options.

     As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the Variable Portfolios, which are estimated to range from .55% to 1.10%.

     If you take money out in excess of the amount allowed for in your contract, you may be assessed a withdrawal charge which is a percentage of the Purchase Payments you withdraw. The percentage declines with each year the money is in the contract as follows:

---------------------------------------------------------------------------------------------
YEAR                      1        2        3        4        5        6        7       8+
---------------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE                  6%       6%       5%       5%       4%       3%       2%       0%
---------------------------------------------------------------------------------------------

     Each year, you are allowed to make 15 transfers without charge. After your first 15 free transfers, a $25 transfer fee ($10 in Pennsylvania and Texas) will apply to each subsequent transfer.

     In a limited number of states, you may also be assessed a state premium tax of up to 3.5% depending upon the state.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?

     If you die during the Accumulation Phase of your contract, your Beneficiary will receive a death benefit.

     If you were less than age 70 when your contract was issued, the death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     3. the maximum anniversary value on any contract anniversary preceding your death. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that contract anniversary.

     If you were age 70 or older when your contract was issued, the death benefit will equal the value of your contract at the time we receive satisfactory proof of death.

WHAT ARE THE AVAILABLE INCOME OPTIONS UNDER THE CONTRACT?

     You can select from one of five income options:

       (1) payments for your lifetime;

       (2) payments for your lifetime and your survivor's lifetime;

       (3) payments for your lifetime and your survivor's lifetime, but for not less than 10 years;

       (4) payments for your lifetime, but for not less than 10 or 20 years; and

       (5) payments for a specified period of 3 to 30 years.

     You will also need to decide when your income payments begin and if you want your income payments to fluctuate with investment performance or remain constant. Once you begin receiving income payments, you cannot change your income option.

     If your contract is part of a Non-qualified retirement plan (one that is established with after-tax dollars), payments during the Income Phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a Qualified retirement plan using before-tax dollars, the entire payment is taxable as income.

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                                   FEE TABLES
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                           OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS):

                            YEAR
       One..................................................     6%
       Two..................................................     6%
       Three................................................     5%
       Four.................................................     5%
       Five.................................................     4%
       Six..................................................     3%
       Seven................................................     2%
       Eight and later......................................     0%
ANNUAL CONTRACT MAINTENANCE FEE.............................    $30
TRANSFER FEE................................................    $25*
(No transfer fee applies to the first 15 transfers in a
  contract year.)

---------------
* $10 in Texas and Pennsylvania.
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                        ANNUAL SEPARATE ACCOUNT EXPENSES
                   (AS A PERCENTAGE OF DAILY NET ASSET VALUE)

MORTALITY RISK CHARGE.......................................  0.90%
EXPENSE RISK CHARGE.........................................  0.35%
DISTRIBUTION EXPENSE CHARGE.................................  0.15%
                                                              ----
       TOTAL EXPENSE CHARGE.................................  1.40%
                                                              ====

                             ANNUAL TRUST EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
                                FOR THE TRUST'S

                      FISCAL YEAR ENDED AUGUST 31, 2000):



                                                                                         TOTAL ANNUAL
                                                     MANAGEMENT FEE    OTHER EXPENSES     EXPENSES*
                                                     --------------    --------------    ------------
International Equity...............................       .00%             1.10%            1.10%
Capital Growth.....................................       .00%              .90%             .90%
Growth and Income..................................       .10%              .80%             .90%
Asset Allocation...................................       .00%              .85%             .85%
U.S. Government Income.............................       .00%              .80%             .80%
Money Market.......................................       .00%              .55%             .55%


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* Absent fee waivers or reimbursement of expenses by the adviser, you would have incurred the following expenses during the last fiscal year: International Equity [2.5]%; Capital Growth [1.7]%; Growth and Income [1.40]%; Asset Allocation [2.2]%; U.S. Government Income [2.2]%; and Money Market [2.5]%.


       THE ABOVE EXPENSES WERE PROVIDED BY THE TRUST. THE COMPANY HAS NOT
                   VERIFIED THE ACCURACY OF THE INFORMATION.

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                                    EXAMPLES
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You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, and:

          (a) You surrender the contract at the end of the stated time period;

          (b) You do not surrender the contract.*


                                                                    TIME PERIODS
                                                      ----------------------------------------
                  PORTFOLIO                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                  ---------                           ------    -------    -------    --------
International Equity.........................  (a)     $86       $129       $174        $286
                                               (b)     $26       $ 79       $134        $286
Capital Growth...............................  (a)     $84       $123       $164        $266
                                               (b)     $24       $ 73       $124        $266
Growth and Income............................  (a)     $84       $123       $164        $266
                                               (b)     $24       $ 73       $124        $266
Asset Allocation.............................  (a)     $83       $121       $162        $261
                                               (b)     $23       $ 71       $122        $261
U.S. Government Income.......................  (a)     $83       $120       $159        $256
                                               (b)     $23       $ 70       $119        $256
Money Market.................................  (a)     $80       $112       $147        $230
                                               (b)     $20       $ 62       $107        $230


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* We do not currently assess a surrender charge upon annuitization.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract.

2. For the Underlying Funds the adviser, The Chase Manhattan Bank, has voluntarily agreed to waive fees or reimburse certain expenses, to keep annual operating expenses at the levels indicated under "Annual Trust Expenses" on the prior page. The adviser also may voluntarily waive or reimburse additional amounts to increase an Underlying Fund's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Underlying Fund is able to make such payment and remain in compliance with the foregoing expense limitations.

3. The Examples assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

        THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX
                       D -- CONDENSED FINANCIAL INFORMATION.

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                                PERFORMANCE DATA
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     We advertise the Money Market Portfolio's "yield" and "effective yield." Both figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Portfolio refers to the net income generated for a contract funded by an investment in the Money Market Portfolio over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Money Market Portfolio is assumed to be reinvested at the end of each seven-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven-day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Money Market Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

     The separate account may also advertise an annualized 30-day (or one month) yield figure for Variable Portfolios other than the Money Market Portfolio. These yield figures are based upon the actual performance of the Variable Portfolio over a 30-day (or one month) period ending on a date specified in the advertisement. Like the total return data described above, the 30-day (or one month) yield data will reflect the effect of all recurring contract charges (but will not reflect any withdrawal charges or premium taxes). The yield figure is derived from net investment gain (or loss) over the period expressed as a fraction of the investment's value at the end of the period.

     More detailed information on the computation of advertised performance data for the separate account is contained in the SAI.

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              DESCRIPTION OF ANCHOR NATIONAL, THE SEPARATE ACCOUNT
                            AND THE GENERAL ACCOUNT
--------------------------------------------------------------------------------

ANCHOR NATIONAL LIFE INSURANCE COMPANY

     Anchor National issues the Vista Capital Advantage Variable Annuity. When you purchase a Vista Capital Advantage Variable Annuity, a contract exists between you and Anchor National. Anchor National is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. We conduct life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

     Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corp., SunAmerica Trust Company and the SunAmerica Financial Network, Inc. comprising six wholly-owned broker-dealers, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.


     Anchor National may advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of Anchor National's financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. These ratings do not relate to the performance of the Variable Portfolios.

SEPARATE ACCOUNT

     Anchor National originally established Variable Annuity Account Two (the "separate account") on May 24, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Anchor National owns the assets of the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income, gains, and losses (realized and unrealized), resulting from assets in the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of Anchor National.

GENERAL ACCOUNT

     Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

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                           VARIABLE PORTFOLIO OPTIONS
--------------------------------------------------------------------------------

     The contract currently offers six variable investment Variable Portfolios. These Variable Portfolios invest in shares of the Trust. These Variable Portfolios operate similarly to a mutual fund but are only available through the purchase of this annuity contract. The Underlying Funds are:

        - INTERNATIONAL EQUITY                          - ASSET ALLOCATION
        - CAPITAL GROWTH                                - U.S. GOVERNMENT INCOME
        - GROWTH AND INCOME                             - MONEY MARKET

     The Chase Manhattan Bank ("Chase" or the "Adviser") acts as investment adviser, administrator and custodian for the Trust. Chase Asset Management, Inc. ("CAM") is the investment subadviser to each of the Variable Portfolios except the International Equity Portfolio. Chase Asset Management (London) Limited, an English corporation ("CAM London") is the investment subadviser to the International Equity Portfolio. As investment adviser to the Underlying Funds, Chase makes investment decisions subject to policies set by the Board of Trustees of the Trust. As administrator of the Underlying Funds, Chase provides certain services including coordinating relationships with independent contractors and agents; preparing and filing of certain documents; preparing financial statements; arranging for the maintenance of books and records; and providing office facilities. Certain of these services have been delegated to Vista Fund Distributors, Inc. ("VFD") which serves as sub-administrator to the Underlying Funds. As custodian for the Underlying

Funds, Chase's responsibilities include safeguarding and controlling the Underlying Funds' cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on investments, maintaining books of original entry and other required books and accounts, and calculating daily net asset values.

     The Underlying Funds' investment objectives are as follows:

     INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation and income by investing primarily in a portfolio of marketable equity securities of issuers located throughout the world.

     CAPITAL GROWTH PORTFOLIO seeks long-term capital appreciation. This Variable Portfolio invests primarily in common stocks which are widely diversified by industry and company.

     GROWTH AND INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks and other securities which demonstrate the potential for appreciation and/or dividends.

     ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) by investing in a diversified portfolio of equity and debt securities, including common stocks, convertible securities and government and corporate fixed-income obligations. The Adviser considers both the opportunity for gain and the risk of loss in making investments, and may alter the percentages of assets invested in equity and fixed income securities, depending on the judgment of the Adviser as to general market and economic conditions, trends and yields and interest rates and changes in fiscal and monetary policies.

     U.S. GOVERNMENT INCOME PORTFOLIO seeks relatively high current income, liquidity and security of principal. This Variable Portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities. Neither the United States nor any of its agencies insures or guarantees the market value of shares of this Variable Portfolio.

     MONEY MARKET PORTFOLIO seeks high current income while preserving capital by investing in a diversified selection of money market investments.

     There is no assurance that the investment objective of any of the Underlying Funds will be met. You bear the complete investment risk for Purchase Payments allocated to a Variable Portfolio. Contract values will fluctuate in accordance with the investment performance of the Variable Portfolio(s). Additionally, contract fees and charges reduce investment return.

     You should read the prospectus for the trust carefully. The prospectus contains detailed information about the underlying funds, including more detailed information about each underlying funds' investment objective and risk factors.

VOTING RIGHTS

     Anchor National is the legal owner of the Trust's shares. However, when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION OF SECURITIES

     If Underlying Funds become unavailable for investment, we may be required to substitute shares of another Underlying Fund. We will seek prior approval of the SEC and give you notice before substituting shares.

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                             FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

FIXED ACCOUNTS

     The contract also offers fixed account options for periods of 1, 3, 5, 7 or 10 years. We call these time periods guarantee periods. All of these fixed account options pay interest at rates set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at our sole discretion. We will never credit less than a 3% annual effective rate to any of the fixed account options. The interest rate offered for new Purchase Payments may differ from interest rates offered for subsequent Purchase Payments and money already in the fixed account options. In addition, different guarantee periods offer different interest rates. Once established, the rates for specified payments do not change during the specified period.

     When a guarantee period ends, you may leave your money in the same guarantee period. You may also reallocate your money to another fixed account option or to the Variable Portfolios. If you want to reallocate your money you must contact us within 30 days after the end of the current guarantee period and instruct us how to reallocate the money. If we do not hear from you, we will keep your money in the same guarantee period where it will earn the renewal interest rate applicable at that time.

MARKET VALUE ADJUSTMENT ("MVA")

     If you take money out of the fixed account options before the end of the guarantee period, we make an adjustment to your contract (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

     We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

     Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

     Where the MVA is negative, we deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

     APPENDIX A shows how to calculate the MVA.

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                                CONTRACT CHARGES
--------------------------------------------------------------------------------

     There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

     We deduct insurance charges of 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. These charges are deducted on a pro-rata basis from the value of your contract allocated to the Variable Portfolios. There are no insurance charges deducted against amounts allocated to the fixed account options.

     The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution we assume. If these charges do not cover all expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES

     The contract provides a free withdrawal amount every year. (SEE CONTRACT CHARGES, FREE WITHDRAWAL AMOUNT, PAGE 16.) Additionally, earnings in your contract may be withdrawn free of withdrawal charges. If you take money out in excess of the free withdrawal amount, you may incur a withdrawal charge.

     We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for seven complete years, no withdrawal charge applies to that Purchase Payment. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:


------------------------------------------------------------------------------------------------------
         YEAR              1         2         3         4         5         6         7         8
------------------------------------------------------------------------------------------------------
  WITHDRAWAL CHARGE       6%        6%        5%        5%        4%        3%        2%        0%
------------------------------------------------------------------------------------------------------

     When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

     Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, applicable withdrawal charges are deducted from the amount withdrawn.

     We do not assess a withdrawal charge for money withdrawn to pay a death benefit or to begin the Income Phase of your contract. Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES, PAGE 25.

     APPENDIX B provides more information on withdrawals and the withdrawal charge.

INVESTMENT CHARGES

     Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Underlying Funds. THE FEE TABLES LOCATED AT PAGE 9 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the attached prospectus for the Trust.

CONTRACT MAINTENANCE FEE

     During the Accumulation Phase, we subtract a contract maintenance fee from your account once per contract year. This charge compensates us for the cost of contract administration. We deduct the $30 contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. If you withdraw your entire contract value, the fee is deducted from that withdrawal.

TRANSFER FEE

     The contract currently provides for 15 free transfers between investment options each contract year. After that, a charge of $25 applies to each additional transfer in any one contract year ($10 in Pennsylvania and Texas). SEE TRANSFERS DURING THE ACCUMULATION PHASE, PAGE 20.

PREMIUM TAX

     Certain states charge us a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently, we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX C provides more information about premium taxes.

INCOME TAXES

     We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

     Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria used to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

     We may make such a determination regarding sales to our employees, our affiliates' employees and employees of currently contracted broker-dealers, our registered representatives and immediate family members of all of those described.

     We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

FREE WITHDRAWAL AMOUNT

     Your contract provides for a free withdrawal amount. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn, plus earnings, may be withdrawn without penalty.

     After the first full contract year, the contract provides for a free withdrawal amount on your first withdrawal of the contract year. The free withdrawal amount is the greater of (1) earnings in your contract and (2) 10% of your total Purchase Payments invested for at least one year and not yet withdrawn. Total Purchase Payments are equal to your total Purchase Payments invested in the contract less any Purchase Payments withdrawn upon which a surrender charge was paid and the amount of the surrender charge. Additionally, once a Purchase Payment is no longer subject to withdrawal charges, it is no longer included when determining total Purchase Payments.

     Upon a full surrender of your contract, to the extent you previously withdraw Purchase Payments free of a withdrawal charge under the free withdrawal provision, we will recoup the full withdrawal charge on such amounts, as if that money was still invested in the contract on the date of surrender.

     We will waive the withdrawal charge upon payment of a death benefit. Where legally permitted, the withdrawal charge may be eliminated when a contract is issued to an officer, director or employee of the Company or its affiliates.

NURSING HOME WAIVER

     If your contract was issued with the appropriate rider and you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or the MVA on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your rider prohibits use of this waiver during the first 90 days after purchase. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

     In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

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                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

SUMMARY

     This contract works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase while you make payments into the contract. The Income Phase begins when you request that we begin making payments to you out of the money accumulated in your contract.

OWNERSHIP

     The Vista Variable Annuity is a Flexible Payment Group Deferred Annuity Contract. Anchor National issues a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity Contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

ANNUITANT

     The annuitant is the person on whose life we base income payments. You may change the Annuitant at any time before the Annuity Date. You may also designate a second person on whose life, together with the annuitant, income payments depend. If the annuitant dies before the Annuity Date, you must notify us and select a new annuitant.

MODIFICATION OF THE CONTRACT

     Only the Company's President, a Vice President or Secretary may approve a change or waive a provision of the contract. Any change or waiver must be in writing. We reserve the right to modify the terms of the contract as necessary to comply with changes in applicable law.

ASSIGNMENT

     Contracts issued pursuant to Non-qualified plans that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA") may be assigned by the owner at any time during the lifetime of the Annuitant prior to the Annuity Date. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

     If the contract is issued pursuant to a Qualified plan (or a Non-qualified plan that is subject to Title 1 of ERISA), it may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

     BECAUSE AN ASSIGNMENT MAY BE A TAXABLE EVENT, YOU SHOULD CONSULT A COMPETENT TAX ADVISER SHOULD YOU WISH TO ASSIGN YOUR CONTRACT.

DEATH BENEFIT

     If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

     If you were less than age 70 when your contract was issued, the death benefit is equal to the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     3. the maximum anniversary value on any contract anniversary preceding your death. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that contract anniversary.

     If you were age 70 or older when your contract was issued, the death benefit will equal the value of your contract at the time we receive satisfactory proof of death.

     We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. (SEE INCOME PHASE, INCOME OPTIONS, PAGE 24.)

     You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

     We pay the death benefit when we receive satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

     We may require additional proof before we pay the death benefit.

     The death benefit payment must begin immediately upon receipt of all necessary documents. In any event, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of the date of your death. If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.

     If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.

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                   PURCHASES, WITHDRAWALS AND CONTRACT VALUE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

     A Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

     This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether your contract is Qualified or Non-qualified for tax purposes. SEE TAXES, PAGE 25.

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                                                     MINIMUM
                          MINIMUM INITIAL           SUBSEQUENT
                          PURCHASE PAYMENT       PURCHASE PAYMENT
--------------------------------------------------------------------
      Qualified                $2,000                  $250
--------------------------------------------------------------------
    Non-Qualified              $5,000                  $250
--------------------------------------------------------------------

     Prior Company approval is required to accept Purchase Payments greater than $1,500,000. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.

     We may refuse any Purchase Payment. In general, Anchor National will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone over age 85.

ALLOCATION OF PURCHASE PAYMENTS

     We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we invest the money according to your last allocation instructions. SEE VARIABLE PORTFOLIO OPTIONS, PAGE 12 AND FIXED ACCOUNT OPTIONS, PAGE 14.

     In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

     When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit will go up and down based on the performance of the Variable Portfolios.

     We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

     We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Asset Allocation Portfolio. The value of an Accumulation Unit for the Asset Allocation Portfolio is $11.10 when the NYSE closes on Wednesday. Your Purchase Payment of $25,000 is then divided by $11.10 and we credit your contract on Wednesday night with 2252.52 Accumulation Units of the Asset Allocation Portfolio.

     Performance of the Variable Portfolios and the charges and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

     You may cancel your contract within ten days after receiving it (or longer if required by state law). Anchor National calls this a "free look." To cancel, you must mail the contract along with your free look request to the Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund the value of your contract on the day we receive your request. The amount refunded to you may be more or less than the amount you originally invested.

     Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

TRANSFERS DURING THE ACCUMULATION PHASE

     During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

     You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. We currently allow 15 free transfers per contract per year. A charge of $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year applies after the first 15 transfers. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

     We accept transfer requests by telephone unless you specify not to on your contract application. Additionally, in the future you may be able to execute transfers or other financial transactions over the internet. When receiving instructions over the telephone, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone.

     Upon implementation of internet account transfers we will have appropriate procedures in place to provide reasonable assurance that the transactions executed are genuine. Thus, Anchor National would not be responsible for any claim, loss or expense from any error resulting from instructions received over the internet. If we fail to follow any procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

     We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the Underlying Funds.

     Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to certain rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We will notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

     - such third party is a trustee/fiduciary for you or appointed by you to act on your behalf for all your financial affairs.

     We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. However, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

     For information regarding transfers during the Income Phase, SEE INCOME PHASE, TRANSFERS DURING THE INCOME PHASE, PAGE 25.

     We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

AUTOMATIC DOLLAR COST AVERAGING PROGRAM

     The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from the Money Market Portfolio, U.S. Government Income Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly, quarterly, semiannually or annually. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

     The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Money Market Portfolio to the Growth and Income Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following hypothetical values:

-----------------------------------------------------------
                       ACCUMULATION            UNITS
      QUARTER           UNIT VALUE           PURCHASED
-----------------------------------------------------------
         1                $ 7.50                100
         2                $ 5.00                150
         3                $10.00                75
         4                $ 7.50                100
         5                $ 5.00                150
         6                $ 7.50                100
-----------------------------------------------------------

     In this example, you paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

     Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The automatic asset rebalancing program addresses this situation. At your election, we periodically rebalance your investments to return your allocations to their original percentages.

     Asset rebalancing may involve shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. You request quarterly, semiannual or annual rebalancing. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

     We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the U.S. Government Income Portfolio and 50% in the Capital Growth Portfolio. Over the next calendar quarter, the U.S. Government Income Portfolio outperforms the Capital Growth Portfolio. At the end of the calendar quarter, the U.S. Government Income Portfolio now represents 60% of your holdings because it has increased in value and the Capital Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, Anchor National would sell some of your units in the U.S. Government Income Portfolio to bring its holdings back to 50% and use the money to buy more units in the Capital Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

     The principal advantage program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed investment options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. Anchor National calculates how much of your Purchase Payment needs to be allocated to the particular fixed investment option to ensure that it grows to an amount equal to your total principal invested under this program. The remaining principal is invested in the Variable Portfolio(s) of your choice.

     Anchor National reserves the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed investment option. You want the amount allocated to the fixed investment option to grow to $100,000 in 7 years. If the 7-year fixed investment option is offering a 5% interest rate, Anchor National allocates $71,069 to the 7-year fixed investment option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

WITHDRAWALS

     You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. (SEE INCOME PHASE, PAGE 23.)

     Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA against withdrawals from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, a deduction for premium taxes and the contract maintenance fee also occurs. (SEE CONTRACT CHARGES, WITHDRAWAL CHARGE, PAGE 15.)

     Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. (SEE TAXES, PAGE 25.)

     Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100 after the withdrawal. You must send a written withdrawal request. Unless you provide different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.

     We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

     Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

     During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semiannual or annual payments from your contract. Electronic transfer of these funds to your bank account is available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in each Variable Portfolio after a withdrawal from your contract at all times. Withdrawals may be subject to a withdrawal charge, a MVA and taxation, and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program.

     The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. Anchor National reserves the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

     Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract value to you.

--------------------------------------------------------------------------------

                                  INCOME PHASE
--------------------------------------------------------------------------------

ANNUITY DATE

     During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your 2nd contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

     Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

     If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

     In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. (SEE TAXES, PAGE 25.)

INCOME OPTIONS

     Currently, this contract offers five income options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with option 4 for a period of 10 years. For income payments based on joint lives, we pay according to option 3.

     We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 -- LIFE INCOME ANNUITY

     This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 -- JOINT AND SURVIVOR LIFE ANNUITY

     This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

     OPTION 3 -- JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

     This option is similar to option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 -- LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

     This option is similar to option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 -- INCOME FOR A SPECIFIED PERIOD

     This option provides income payments for a guaranteed period ranging from 3 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments will be made to the Beneficiary under your contract. Additionally, if variable payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

     Please read the SAI for a more detailed discussion of the income options.

     You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both the fixed and variable investment options when payments begin your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.

     We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, the frequency of your payments may be decreased, state law allowing.

     If you are invested in the Variable Portfolios after the Annuity Date your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

     If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your income payments.

TRANSFERS DURING THE INCOME PHASE

     During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

     We may defer making fixed income payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

--------------------------------------------------------------------------------

                                     TAXES
--------------------------------------------------------------------------------

     NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

     The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

     If you do not purchase your contract under a pension plan, a specially sponsored employer program or an IRA, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

     If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: IRAs, Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts),

H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS

     If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS -- QUALIFIED CONTRACTS

     Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

     The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

     Generally, the IRS requires that you begin taking annual distributions from Qualified annuity-contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. We currently waive withdrawal charges on withdrawals taken to meet minimum distribution requirements. Current operational practice is to provide a free withdrawal of the greater of the contract's maximum penalty free amount or the required minimum distribution amount for a particular contract (but not both). Failure to satisfy the minimum distribution requirement may result in a tax penalty. You should consult your tax advisor for more information.

DIVERSIFICATION

     The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

     The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

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                                 ADMINISTRATION
--------------------------------------------------------------------------------

     We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

     During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

     During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.


     It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.



DISTRIBUTION OF CONTRACTS


     Registered representatives of broker-dealers sell the contract. Anchor National pays commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 6.5% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

     From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

     Vista Fund Distributors, Inc. ("VFD"), located at 101 Park Avenue, New York, New York, 10178, serves as distributor of the Contracts. VFD is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. VFD is not affiliated with Anchor National or the Adviser to the Trust. No underwriting fees are paid in connection with the distribution of these contracts.

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                                   CUSTODIAN
--------------------------------------------------------------------------------

     Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017, serves as the custodian of the assets of the separate account.

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                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

     There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

--------------------------------------------------------------------------------

                             REGISTRATION STATEMENT
--------------------------------------------------------------------------------

     A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

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                            INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


     The consolidated financial statements of Anchor National as of December 31, 1999, December 31, 1998 and September 30, 1998 and for the year ended December 31, 1999, for the three months ended December 31, 1998 and for each of the two fiscal years in the period ended September 30, 1998, are presented in the Statement of Additional Information. Financial Statements of the Separate Account are also included in the Statement of Additional Information reflecting the fiscal year ended August 31, 2000. The financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


--------------------------------------------------------------------------------

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

     Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

                                                              PAGE
                                                              ----
Performance Data............................................     1
Income Payments.............................................     3
Annuity Unit Values.........................................     3
Qualified Plans.............................................     6
Distribution of Contracts...................................    10
Financial Statements........................................    11

                                   APPENDIX A

                        MARKET VALUE ADJUSTMENT ("MVA")

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or annuitized by the following factor:

                                            (N/12)
                          [(1+I/(1+J+0.005)]       - 1

                  The MVA formula may differ in certain states where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option (fractional years are rounded up to the next full year); and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

EXAMPLES OF THE MVA

     The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 2 1/2 years (30 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=30);

     (3) The accumulated value attributable to the Purchase Payment on the date of withdrawal is $14,168.20; and

     (4) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for seven full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 3-year fixed account option is 4%.

                                           (N/12)
     The MVA factor is = [(1+I/(1+J+0.005)]       - 1
                                             (30/12)
                       = [(1.05)/(1.04+.005)]        - 1
                                   (2.5)
                       = (1.004785)      - 1
                       = 1.012005 - 1
                       = + 0.012005

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.012005) = +$48.02

$48.02 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 3-year fixed investment option (2 1/2 years rounded up to the next full year) is 6%.

                                            (N/12)
     The MVA factor is = [(1+I)/(1+J+0.005)]       - 1
                                           (30/12)
                     = [(1.05)/(1.06+.005)]        - 1
                                 (2.5)
                     = (0.985915)    ) - 1
                     = 0.965160 - 1
                     = - 0.034840

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.034840) = -$139.36

$139.36 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

EXAMPLE OF FULL WITHDRAWAL WITH MVA AND WITHDRAWAL CHARGE

     Assume the same facts as in Part 2, above, except that under assumption (2) a complete withdrawal is requested with 4 1/2 years (54 months) remaining in the guarantee period (i.e., N = 54). The guarantee amount on the date of withdrawal is $12,908.13. As was the case with the Examples in Part 1, above, the earnings may be withdrawn free of withdrawal charge, leaving the initial Purchase Payment of $10,000 subject to the Charge. The applicable withdrawal charge is 3% or $300.

     EXAMPLE OF A POSITIVE MVA:

          Assume that on the date of withdrawal the current interest rate for a new guarantee period of 5 years is 4%:

                                                   N/12
          The MVA factor = [(1 + I)/(1 + J + .005)]     -1
                                                 (54/12)
                         = [(1.05)/(1.04 + .005)]        -1
                                     4.5
                         = (1.004785)    -1
                         = 1.021712 -1
                         = +0.021712

          The MVA is:

           ($12,908.13 - $300 - $30) X (+0.021712) = +$273.10

          And the net amount available upon surrender is:

           $12,908.13 - $300 + $273.10 - $30 = $12,851.23

     EXAMPLE OF A NEGATIVE MVA:

          Assume that on the date of withdrawal the current interest rate for a new guarantee period of 5 years is 6%:

                                                   N/12
          The MVA factor = [(1 + I)/(1 + J + .005)]     -1
                                                 (54/1)
                         = [(1.05)/(1.06 + .005)]       -1
                                     4.5
                         = (0.985915)    -1
                         = 0.938164 -1
                         = -0.061836

          The withdrawal charge of $300 and the contract maintenance fee of $30 are applied first; the MVA factor is applied against the remaining guarantee amount:

          MVA = ($12,908.13 - $300 - $30) X (-0.061836) = -$777.79

          The net amount available upon withdrawal is the guarantee amount reduced by the withdrawal charge, the MVA and the contract administration charge:

          $12,908.13 - $300 - $777.79 - $30 = $11,800.35

                                   APPENDIX B
                       WITHDRAWALS AND WITHDRAWAL CHARGES

PART 1 -- SEPARATE ACCOUNT (THE MVA DOES NOT APPLY TO THE SEPARATE ACCOUNT)

     These examples assume the following:

          (1) The initial Purchase Payment was $10,000, allocated solely to one Variable Portfolio;

          (2) The date of full surrender or partial withdrawal occurs during the 3rd contribution year;

          (3) The contract value at the time of surrender or withdrawal is $12,000; and

          (4) No other Purchase Payments or previous partial withdrawals have been made.

     EXAMPLE A -- FULL SURRENDER:

          (1) Earnings in the Variable Portfolio ($12,000 - $10,000 = $2,000) are not subject to the withdrawal charge.

          (2) The balance of the full surrender ($12,000 - $2,000 = $10,000) is subject to a 5% withdrawal charge applicable during the 3rd contribution year.

          (3) The amount of the withdrawal charge is .05 X $10,000 = $500.

          (4) The contract administration charge is deducted from the full surrender amount. The amount of the full surrender is $12,000 - $500 - $30 = $11,470.

     EXAMPLE B -- PARTIAL WITHDRAWAL (IN THE AMOUNT OF $3,000):

          (1) For the same reasons as given in Steps 1 and 2 of Example A, above, $2,000 can be withdrawn free of the withdrawal charge.

          (2) Although 10% of the Purchase Payment is available without imposition of a withdrawal charge (.10 X $10,000 = $1,000), this free withdrawal amount is, like the withdrawal charge, applied first to earnings. Since the earnings exceed the free withdrawal amount, only the earnings can be withdrawn free of the scheduled withdrawal charge.

          (3) The balance of the requested partial withdrawal
     ($3,000 - $2,000 = $1,000) is subject to the withdrawal charge applicable during the 3rd contribution year (5%).

          (4) The amount of the withdrawal charge is equal to the amount required to complete the partial withdrawal ($3,000 - $2,000 = $1,000) divided by (1 - .05) = 0.95, less the amount required to complete the partial withdrawal.

          withdrawal charge = ($1,000/0.95) - $1,000
                        = $52.63

     In this example, in order for the owner to receive the amount requested ($3,000), a gross withdrawal of $3,052.63 must be processed with $52.63 representing the withdrawal charge calculated above.

     Examples C and D assume the following:

          (1) The initial Purchase Payment was $20,000, allocated solely to one Variable Portfolio;

          (2) The full surrender or partial withdrawal occurs during the 3rd contribution year;

          (3) The owner's contract value at the time of surrender or withdrawal is $21,500; and

          (4) No other Purchase Payments or partial withdrawals have been made.

     EXAMPLE C -- PARTIAL WITHDRAWAL (IN THE MAXIMUM AMOUNT AVAILABLE WITHOUT
                  WITHDRAWAL CHARGE):

          (1) Earnings in the Variable Portfolio ($21,500 - $20,000 = $1,500) are not subject to the withdrawal charge.

          (2) An additional free withdrawal of 10% of the Purchase Payments less earnings (.10 X $20,000 - $1,500 = $500) is also available free of the withdrawal charge, so that

          (3) The maximum partial withdrawal without withdrawal charge is the sum of the earnings and the additional free withdrawal
     ($1,500 + $500 = $2,000).

     EXAMPLE D -- FULL SURRENDER IMMEDIATELY FOLLOWING THE PARTIAL WITHDRAWAL IN
                 EXAMPLE C:

        (1) The owner's contract value after the partial withdrawal in Example C is $21,500 - $2,000 = $19,500.

          (2) The Purchase Payment amount for calculating the withdrawal charge is the original $20,000 (additional free withdrawal amounts do not reduce the Purchase Payment amount for purposes of calculating the withdrawal charge).

          (3) The amount of the withdrawal charge is .05 X $20,000 = $1,000.

          (4) The contract administration charge is deducted from the full surrender amount. The amount of the full surrender is $19,500 - $1,000 - $30 = $18,470.

                           APPENDIX C - PREMIUM TAXES

     Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.


                                              QUALIFIED    NON-QUALIFIED
                   STATE                      CONTRACT       CONTRACT
========================================================================
California                                        .50%          2.35%
------------------------------------------------------------------------
Maine                                               0%             2%
------------------------------------------------------------------------
Nevada                                              0%           3.5%
------------------------------------------------------------------------
South Dakota                                        0%          1.25%
------------------------------------------------------------------------
West Virginia                                       1%             1%
------------------------------------------------------------------------
Wyoming                                             0%             1%
------------------------------------------------------------------------
------------------------------------------------------------------------

                                   APPENDIX D

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                        CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


                                          FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
               PORTFOLIOS                   8/31/97        8/31/98        8/31/99        8/31/00
               ----------                 -----------    -----------    -----------    -----------
International Equity
  Beginning AUV.........................   $  10.92       $  11.67       $  11.22       $  13.83
  Ending AUV............................   $  11.67       $  11.22       $  13.83       $  16.45
  Ending Number of AUs..................    133,652        177,422        138,949         98,829
Capital Growth
  Beginning AUV.........................   $  13.95       $  17.51       $  14.43       $  18.58
  Ending AUV............................   $  17.51       $  14.43       $  18.58       $  23.46
  Ending Number of AUs..................    289,931        346,507        270,686        194,169
Growth and Income
  Beginning AUV.........................   $  13.07       $  17.47       $  16.29       $  19.47
  Ending AUV............................   $  17.47       $  16.29       $  19.47       $  21.19
  Ending Number of AUs..................    340,235        421,494        310,897        224,499
Asset Allocation
  Beginning AUV.........................   $  12.00       $  14.49       $  14.30       $  15.76
  Ending AUV............................   $  14.49       $  14.30       $  15.76       $  16.99
  Ending Number of AUs..................     76,458         94,030         90,646         72,790
U.S. Government Income
  Beginning AUV.........................   $  10.79       $  11.50       $  12.61       $  12.28
  Ending AUV............................   $  11.50       $  12.61       $  12.28       $  13.06
  Ending Number of AUs..................     37,216         75,003         72,653         60,517
Money Market
  Beginning AUV.........................   $  10.47       $  10.84       $  11.22       $  11.58
  Ending AUV............................   $  10.84       $  11.22       $  11.58       $  12.06
  Ending Number of AUs..................    163,778         22,868         31,391         19,313


---------------

AUV -- Accumulation Unit Value

AU -- Accumulation Units

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Statement of Additional Information concerning Vista Capital Advantage issued by Anchor National Life Insurance Company to:

             (Please print or type and fill in all information.)

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   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                             VISTA CAPITAL ADVANTAGE
               FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS

                          VARIABLE ANNUITY ACCOUNT TWO


                DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY








This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated December 29, 2000, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:


                     Anchor National Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299




             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS

                               DECEMBER 29, 2000



                                                                VCA-SAI (12/00)

                                TABLE OF CONTENTS

                                                                                                 PAGE
                                                                                                 ----
Performance Data ............................................................................       1

Income Payments ............................................................................        3

Annuity Unit Values ........................................................................        3

Taxes .......................................................................................       6

Distribution of Contracts .................................................................        10

Financial Statements ........................................................................      11


                                PERFORMANCE DATA


     Performance data for the various Variable Portfolios are computed in the manner described below.

MONEY MARKET PORTFOLIO


     The annualized current yield and the effective yield for the Money Market Portfolio for the 7-day period ended August 31, 2000 were 4.45% and 4.55%, respectively.


     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV-SV-CMF)/(SV)

     where:

     SV  = value of one Accumulation Unit at the start of a 7 day period

     EV  = value of one Accumulation Unit at the end of the 7 day period

     CMF = an allocated portion of the $30 annual contract maintenance fee, prorated for 7 days

     The change in value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The contract maintenance fee is first allocated among the Variable Portfolios and the General Account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of Owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Money Market Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Money Market Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

     The Money Market Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Underlying Fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quotations also do not reflect any impact of premium taxes, transfer fees, or Withdrawal Charges.

     The yield quoted should not be considered a representation of the yield of the Money Market Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Underlying Fund and changes in interest rates on such investments, but also on factors such as a Owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

     Yield information may be useful in reviewing the performance of the Money Market Portfolio and for providing a basis for comparison with other investment alternatives. However, the Money Market Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account other than the Money Market Portfolio compute their performance data as "total return".


     The total returns of the various Variable Portfolios for periods of 1, 3 and 5 years, and since each Variable Portfolio's inception date, are shown below, both with and without an assumed complete redemption at the end of the period.

                          VARIABLE ANNUITY ACCOUNT TWO
                            STANDARDIZED PERFORMANCE


              TOTAL ANNUAL RETURN (IN PERCENT) FOR PERIOD ENDED ON
                    AUGUST 31, 2000 (WITH/WITHOUT REDEMPTION)



 VARIABLE PORTFOLIO        INCEPTION         1 YEAR           3 YEAR            5 YEAR           SINCE INCEPTION
 ------------------       -----------     -----------       -----------       -----------        ---------------
 International Equity     03/13/95         12.86/18.86       10.71/12.05      8.22/8.74             9.34/9.71
 Capital Growth           03/13/95         20.24/26.24        8.79/10.18     14.22/14.64           16.56/16.83
 Growth and Income        03/13/95          2.79/8.79         5.12/6.60      12.72/13.16           14.45/14.74
 Asset Allocation         03/13/95          1.71/7.71         3.82/5.35       8.55/9.07             9.73/10.09
 U.S. Government          07/13/95          0.24/6.24         2.69/4.25       3.40/4.02              3.32/3.82






     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                n
          P(1+T)  = ERV

     where:

          P   = a hypothetical initial payment of $1,000
          T   = average annual total return
          n   = number of years

          ERV = ending redeemable value of a hypothetical
                $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Money Market Portfolio, described above. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of the Contract Maintenance Fee on a particular Owner's account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Money Market Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

     The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account option and the Variable Portfolio(s), less any premium tax, to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY INCOME PAYMENTS

     For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

     For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the calculation of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

                               ANNUITY UNIT VALUES

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the net investment factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum that is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The net investment factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges that are included in the Accumulation Unit Value.

     ILLUSTRATIVE EXAMPLE

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September and that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day of the previous month. The NIF for the month of September is:

                             NIF = ($11.46/$11.44)

                                 = 1.00174825

     ILLUSTRATIVE EXAMPLE

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                                   (1/12)
                         1/[(1.035)       ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are decreased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole annuitant and, at age 60, has elected to begin the income phase of his contract under Option 4, with 12 years of guaranteed payments. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

     P's first variable income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly income payments for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                Annuity Units = $630.95/$13.256932 = 47.593968

     P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 47.593968 x $13.327695 = $634.32

     The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

     Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the income phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.

                                      TAXES

GENERAL

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the income option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

     For income payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of income payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

     The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

     An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code (other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

     Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

     Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

     An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

PARTIAL 1035 EXCHANGES

      Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.


QUALIFIED PLANS

     The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

     Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

     Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a)  H.R. 10 PLANS

     Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b)  TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c)  INDIVIDUAL RETIREMENT ANNUITIES

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d)  ROTH IRAS

     Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e)  CORPORATE PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders.

(f)  DEFERRED COMPENSATION PLANS - SECTION 457

     Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their Beneficiaries.

                            DISTRIBUTION OF CONTRACTS

     Vista Fund Distributors, Inc. ("VFD"), located at 101 Park Avenue, New York, New York 10178, serves as the principal underwriter of the contracts. VFD is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. and is not affiliated with the Company.


     VFD has entered into sales agreements with other broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker/dealers appointed by the Company to sell its variable annuities. Such broker/dealers will receive compensation as described in the prospectus. For the years ended August 31, 2000, 1999, 1998 and 1997, no commissions were paid to VFD as principal underwriter of the contracts.


     Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS


     The audited consolidated financial statements of the Company as of December 31, 1999, December 31, 1998 and September 30, 1998 and for the year ended December 31, 1999, for the three months ended December 31, 1998 and for each of the two fiscal years in the period ended September 30, 1998 are presented in this Statement of Additional Information. Effective December 31, 1998, the Company changed its fiscal year from September 30 to December 31. The audited consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the fixed portion of the Contracts.



The financial statements of Variable Annuity Account Two as of August 31, 2000 and for each of the two years in the period ended August 31, 2000, are included in this Statement of Additional Information.



     PricewaterhouseCoopers LLP, 21650 Oxnard Street, Suite 1900, Woodland Hills, California 91367, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of Anchor National Life Insurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries (the "Company") at December 31, 1999, December 31, 1998, and September 30, 1998, and the results of their operations and their cash flows for the year ended December 31, 1999, for the three months ended December 31, 1998 and for each of the two fiscal years in the period ended September 30, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Los Angeles, California
January 31, 2000

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                 December 31,         December 31,        September 30,
                                                     1999                1998                 1998
                                               ---------------      ---------------      ---------------
ASSETS

Investments:
   Cash and short-term investments             $   475,162,000      $ 3,303,454,000      $   333,735,000
   Bonds, notes and redeemable
     preferred stocks available for sale,
     at fair value (amortized cost:
     December 1999, $4,155,728,000;
     December 1998, $4,252,740,000;
     September 1998, $1,934,863,000)             3,953,169,000        4,248,840,000        1,954,754,000
   Mortgage loans                                  674,679,000          388,780,000          391,448,000
   Policy loans                                    260,066,000          320,688,000           11,197,000
   Separate account seed money                     141,499,000                  ---                  ---
   Common stocks available for sale,
     at fair value (cost: December 1999,
     $0; December 1998, $1,409,000;
     September 1998, $115,000)                             ---            1,419,000              169,000
   Partnerships                                      4,009,000            4,577,000            4,403,000
   Real estate                                      24,000,000           24,000,000           24,000,000
   Other invested assets                            19,385,000           15,185,000           15,036,000
                                               ---------------      ---------------      ---------------

   Total investments                             5,551,969,000        8,306,943,000        2,734,742,000

Variable annuity assets held in separate
   accounts                                     19,949,145,000       13,767,213,000       11,133,569,000
Accrued investment income                           60,584,000           73,441,000           26,408,000
Deferred acquisition costs                       1,089,979,000          866,053,000          539,850,000
Receivable from brokers for sales of
   securities                                       54,760,000           22,826,000           23,904,000
Income taxes currently receivable                          ---                  ---            5,869,000
Deferred income taxes                               53,445,000                  ---                  ---
Other assets                                       114,612,000          109,857,000           85,926,000
                                               ---------------      ---------------      ---------------

TOTAL ASSETS                                   $26,874,494,000      $23,146,333,000      $14,550,268,000
                                               ===============      ===============      ===============



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                   December 31,           December 31,           September 30,
                                                       1999                   1998                   1998
                                                 ----------------       ----------------       ----------------
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  3,254,895,000       $  5,500,157,000       $  2,189,272,000
   Reserves for universal life insurance
     contracts                                      1,978,332,000          2,339,194,000                    ---
   Reserves for guaranteed investment
     contracts                                        305,570,000            306,461,000            282,267,000
   Payable to brokers for purchases of
     securities                                           139,000                    ---             50,957,000
   Income taxes currently payable                      23,490,000             11,123,000                    ---
   Modified coinsurance deposit liability             140,757,000                    ---                    ---
   Other liabilities                                  249,224,000            160,020,000            106,594,000
                                                 ----------------       ----------------       ----------------

   Total reserves, payables
     and accrued liabilities                        5,952,407,000          8,316,955,000          2,629,090,000
                                                 ----------------       ----------------       ----------------

Variable annuity liabilities related to
   separate accounts                               19,949,145,000         13,767,213,000         11,133,569,000
                                                 ----------------       ----------------       ----------------

Subordinated notes payable to affiliates               37,816,000            209,367,000             39,182,000
                                                 ----------------       ----------------       ----------------

Deferred income taxes                                         ---            105,772,000             95,758,000
                                                 ----------------       ----------------       ----------------

Shareholder's equity:
   Common Stock                                         3,511,000              3,511,000              3,511,000
   Additional paid-in capital                         493,010,000            378,674,000            308,674,000
   Retained earnings                                  551,158,000            366,460,000            332,069,000
   Accumulated other comprehensive
     income (loss)                                   (112,553,000)            (1,619,000)             8,415,000
                                                 ----------------       ----------------       ----------------

   Total shareholder's equity                         935,126,000            747,026,000            652,669,000
                                                 ----------------       ----------------       ----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 26,874,494,000       $ 23,146,333,000       $ 14,550,268,000
                                                 ================       ================       ================



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                                                                  Years Ended September 30,
                                        Year Ended       Three Months Ended    --------------------------------
                                     December 31, 1999   December 31, 1998        1998                1997
                                     -----------------   -------------------   ------------     ---------------
Investment income                     $ 521,953,000       $  54,278,000       $ 221,966,000       $ 210,759,000
                                      -------------       -------------       -------------       -------------
Interest expense on:
   Fixed annuity contracts             (231,929,000)        (22,828,000)       (112,695,000)       (109,217,000)
   Universal life insurance
     contracts                         (102,486,000)                ---                 ---                 ---
   Guaranteed investment
     contracts                          (19,649,000)         (3,980,000)        (17,787,000)        (22,650,000)
   Senior indebtedness                     (199,000)            (34,000)         (1,498,000)         (2,549,000)
   Subordinated notes payable
     to affiliates                       (3,474,000)           (853,000)         (3,114,000)         (3,142,000)
                                      -------------       -------------       -------------       -------------

   Total interest expense              (357,737,000)        (27,695,000)       (135,094,000)       (137,558,000)
                                      -------------       -------------       -------------       -------------

NET INVESTMENT INCOME                   164,216,000          26,583,000          86,872,000          73,201,000
                                      -------------       -------------       -------------       -------------

NET REALIZED INVESTMENT
   GAINS (LOSSES)                       (19,620,000)            271,000          19,482,000         (17,394,000)
                                      -------------       -------------       -------------       -------------

Fee income:
   Variable annuity fees                306,417,000          58,806,000         200,867,000         139,492,000
   Net retained commissions              51,039,000          11,479,000          48,561,000          39,143,000
   Asset management fees                 43,510,000           8,068,000          29,592,000          25,764,000
   Universal life insurance
     fees                                23,290,000                 ---                 ---                 ---
   Surrender charges                     17,137,000           3,239,000           7,404,000           5,529,000
   Other fees                            13,999,000           1,738,000           3,938,000           3,218,000
                                      -------------       -------------       -------------       -------------

TOTAL FEE INCOME                        455,392,000          83,330,000         290,362,000         213,146,000
                                      -------------       -------------       -------------       -------------

GENERAL AND ADMINISTRATIVE
   EXPENSES                            (154,665,000)        (21,993,000)        (96,102,000)        (98,802,000)
                                      -------------       -------------       -------------       -------------

AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                   (116,840,000)        (27,070,000)        (72,713,000)        (66,879,000)
                                      -------------       -------------       -------------       -------------

ANNUAL COMMISSIONS                      (40,760,000)         (6,624,000)        (18,209,000)         (8,977,000)
                                      -------------       -------------       -------------       -------------

PRETAX INCOME                           287,723,000          54,497,000         209,692,000          94,295,000

Income tax expense                     (103,025,000)        (20,106,000)        (71,051,000)        (31,169,000)
                                      -------------       -------------       -------------       -------------

NET INCOME                              184,698,000          34,391,000         138,641,000          63,126,000
                                      -------------       -------------       -------------       -------------

Other comprehensive income
 (loss), net of tax:

Net unrealized gains (losses)
   on debt and equity securities
     available for sale:
     Net unrealized gains
        (losses) identified in
        the current period             (118,669,000)        (10,249,000)         (4,027,000)         16,605,000
     Less reclassification
        adjustment for net
        realized (gains) losses
        included in net income            7,735,000             215,000          (5,963,000)          7,321,000
                                      -------------       -------------       -------------       -------------

OTHER COMPREHENSIVE INCOME
   (LOSS)                              (110,934,000)        (10,034,000)         (9,990,000)         23,926,000
                                      -------------       -------------       -------------       -------------

COMPREHENSIVE INCOME                  $  73,764,000       $  24,357,000       $ 128,651,000       $  87,052,000
                                      =============       =============       =============       =============

                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                                            Year Ended September 30,
                                           Year Ended        Three Months Ended      -------------------------------------
                                        December 31, 1999     December 31, 1998           1998                  1997
                                         ---------------       ---------------       ---------------       ---------------
CASH FLOWS FROM OPERATING
   ACTIVITIES:
   Net income                            $   184,698,000       $    34,391,000       $   138,641,000       $    63,126,000
   Adjustments to reconcile net
     income to net cash provided
     by operating activities:
        Interest credited to:
          Fixed annuity contracts            231,929,000            22,828,000           112,695,000           109,217,000
          Universal life insurance
            contracts                        102,486,000                   ---                   ---                   ---
          Guaranteed investment
            contracts                         19,649,000             3,980,000            17,787,000            22,650,000
        Net realized investment
         losses (gains)                       19,620,000              (271,000)          (19,482,000)           17,394,000
        Amortization (accretion) of
          net premiums (discounts)
          on investments                     (18,343,000)           (1,199,000)              447,000           (18,576,000)
        Universal life insurance
          fees                               (23,290,000)                  ---                   ---                   ---
        Amortization of goodwill                 776,000               356,000             1,422,000             1,187,000
        Provision for deferred
          income taxes                      (100,013,000)           15,945,000            34,087,000           (16,024,000)
   Change in:
     Accrued investment income                 9,155,000            (1,512,000)           (4,649,000)           (2,084,000)
     Deferred acquisition costs             (208,228,000)          (34,328,000)         (160,926,000)         (113,145,000)
     Other assets                             (5,661,000)          (21,070,000)          (19,374,000)          (14,598,000)
     Income taxes currently
        payable                               12,367,000            16,992,000           (38,134,000)           10,779,000
     Other liabilities                        49,504,000             5,617,000            (2,248,000)           14,187,000
   Other, net                                 15,087,000             5,510,000            (5,599,000)              418,000
                                         ---------------       ---------------       ---------------       ---------------

NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                289,736,000            47,239,000            54,667,000            74,531,000
                                         ---------------       ---------------       ---------------       ---------------

CASH FLOWS FROM INVESTING
   ACTIVITIES:
   Purchases of:
     Bonds, notes and redeemable
        preferred stocks                  (4,130,682,000)         (392,515,000)       (1,970,502,000)       (2,566,211,000)
     Mortgage loans                         (331,398,000)           (4,962,000)         (131,386,000)         (266,771,000)
     Other investments, excluding
        short-term investments              (227,268,000)           (1,992,000)                  ---           (75,556,000)
   Sales of:
     Bonds, notes and redeemable
        preferred stocks                   2,660,931,000           265,039,000         1,602,079,000         2,299,063,000
     Other investments, excluding
        short-term investments                65,395,000               142,000            42,458,000             6,421,000
   Redemptions and maturities of:
     Bonds, notes and redeemable
        preferred stocks                   1,274,764,000            37,290,000           424,393,000           376,847,000
     Mortgage loans                           46,760,000             7,699,000            80,515,000            25,920,000
     Other investments, excluding
        short-term investments                33,503,000               853,000            67,213,000            23,940,000
   Cash and short-term investments
     acquired in coinsurance
     transaction with MBL Life
     Assurance Corporation                           ---         3,083,211,000                   ---                   ---
   Short-term investments
     transferred to First
     SunAmerica Life Insurance
     Company in assumption
     reinsurance transaction with
     MBL Life Assurance Corporation         (371,634,000)                  ---                   ---                   ---
                                         ---------------       ---------------       ---------------       ---------------

NET CASH PROVIDED (USED) BY
   INVESTING ACTIVITIES                     (979,629,000)        2,994,765,000           114,770,000          (176,347,000)
                                         ---------------       ---------------       ---------------       ---------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                                                          Year Ended September 30,
                                           Year Ended         Three Months Ended    -------------------------------------
                                        December 31, 1999     December 31, 1998         1998                  1997
                                        ---------------       ---------------       ---------------       ---------------
CASH FLOWS FROM FINANCING
   ACTIVITIES:
   Premium receipts on:
     Fixed annuity contracts            $ 2,016,851,000       $   351,616,000       $ 1,512,994,000       $ 1,097,937,000
     Universal life insurance
        contracts                            78,864,000                   ---                   ---                   ---
     Guaranteed investment
        contracts                                   ---                   ---             5,619,000            55,000,000
   Net exchanges from the fixed
     accounts of variable annuity
     contracts                           (1,821,324,000)         (448,762,000)       (1,303,790,000)         (620,367,000)
   Withdrawal payments on:
     Fixed annuity contracts             (2,232,374,000)          (41,554,000)         (191,690,000)         (242,589,000)
     Universal life insurance
        contracts                           (81,634,000)                  ---                   ---                   ---
     Guaranteed investment
        contracts                           (19,742,000)           (3,797,000)          (36,313,000)         (198,062,000)
   Claims and annuity payments on:
     Fixed annuity contracts                (46,578,000)           (9,333,000)          (40,589,000)          (35,731,000)
     Universal life insurance
        contracts                          (158,043,000)                  ---                   ---                   ---
   Net receipts from (repayments
     of) other short-term
     financings                            (129,512,000)            9,545,000           (10,944,000)           34,239,000
   Net receipt/(payment) related
     to a modified coinsurance
     transaction                            140,757,000          (170,436,000)          166,631,000                   ---
   Receipts from issuance of
     subordinated note payable
     to affiliate                                   ---           170,436,000                   ---                   ---
   Net of capital contributions
     and return of capital                  114,336,000            70,000,000                   ---            28,411,000
   Dividends paid                                   ---                   ---           (51,200,000)          (25,500,000)
                                        ---------------       ---------------       ---------------       ---------------

NET CASH  PROVIDED (USED) BY
   FINANCING ACTIVITIES                  (2,138,399,000)          (72,285,000)           50,718,000            93,338,000
                                        ---------------       ---------------       ---------------       ---------------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS            (2,828,292,000)        2,969,719,000           220,155,000            (8,478,000)

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                 3,303,454,000           333,735,000           113,580,000           122,058,000
                                        ---------------       ---------------       ---------------       ---------------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                     $   475,162,000       $ 3,303,454,000       $   333,735,000       $   113,580,000
                                        ===============       ===============       ===============       ===============


SUPPLEMENTAL CASH FLOW
   INFORMATION:

   Interest paid on indebtedness        $     3,787,000       $     1,169,000       $     3,912,000       $     7,032,000
                                        ===============       ===============       ===============       ===============

   Net income taxes paid
     (refunded)                         $   190,126,000       $   (12,302,000)      $    74,932,000       $    36,420,000
                                        ===============       ===============       ===============       ===============



                             See accompanying notes

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.      NATURE OF OPERATIONS

        Anchor National Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations include the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life contracts and guaranteed investment contracts. Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc.

        The Company is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland Corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the date of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware Corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. ("SunAmerica").

        The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        Under generally accepted accounting principles, premiums collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

        The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

        INVESTED ASSETS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

        Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

        Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is valued at market. Limited partnerships are accounted for by the cost method of accounting. Real estate is carried at cost, reduced by impairment provisions. Other invested assets include collateralized bond obligations.

        Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

        INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability.

        DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

        As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in accumulated other comprehensive income/(loss) that is credited or charged directly to shareholder's equity. DAC has been increased by $29,400,000 at December 31, 1999, increased by $1,400,000 at December 31, 1998, and decreased by $7,000,000 at September 30, 1998 for this adjustment.

        VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

        GOODWILL: Goodwill, amounting to $22,206,000 at December 31, 1999, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

        CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts, universal life insurance contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

        MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 8 is recorded as a deposit liability.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

        INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 was postponed by SFAS 137, and now will be effective for the Company as of January 1, 2001. Therefore, it is not included in the accompanying financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

        Statement of Financial Accounting Standards No. 131, "Disclosures about Segments of an Enterprise and Related Information," was adopted for the year ended December 31, 1999 and is included in Note 14 of the accompanying financial statements.

3.      FISCAL YEAR CHANGE

        Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the consolidated financial statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The consolidated financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

        Results for the comparable prior year period are summarized below.

                               Three Months Ended
                                December 31, 1997
Investment income                  59,855,000

Net investment income              26,482,000

Net realized investment gains      20,935,000

Total fee income                   63,984,000

Pretax income                      67,654,000

Net income                         44,348,000
                                   ==========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.      ACQUISITION

        On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") ("the Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $104,509,000 at December 31, 1999, after adjustment for the transfer of the New York business to First SunAmerica Life Insurance Company (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statement for the year ended December 31, 1999 includes the impact of the Acquisition. On a pro forma basis, assuming the Acquisition had been consummated on October 1, 1996, the beginning of the prior-year periods discussed within, investment income would have been $517,606,000 and net income would have been $158,887,000 for the year ended September 30, 1998. For the year ended September 30, 1997, investment income would have been $506,399,000 and net income would have been $83,372,000.

        Included in the block of business acquired from MBL Life were policies whose owners are residents of New York State ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, First SunAmerica Life Insurance Company ("FSA"), via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

        The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

        As part of the Acquisition, the Company received $242,473,000 from MBL to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. The enhancements are to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. On December 31, 1999, the enhancement reserve for such payments totaled $223,032,000, which includes interest accredited at 6.75% on the original reserve. Of this amount, $69,836,000 was credited to policyholders in February 2000 for the January 1, 2000 installment.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                           Estimated
                                       Amortized             Fair
                                         Cost                Value
                                     --------------      --------------
AT DECEMBER 31, 1999:

Securities of the United States
  Government                         $   24,688,000      $   22,884,000
Mortgage-backed securities            1,505,729,000       1,412,134,000
Securities of public utilities          114,933,000         107,596,000
Corporate bonds and notes             1,676,006,000       1,596,469,000
Redeemable preferred stocks               4,375,000           4,547,000
Other debt securities                   829,997,000         809,539,000
                                     --------------      --------------

  Total                              $4,155,728,000      $3,953,169,000
                                     ==============      ==============

AT DECEMBER 31, 1998:

Securities of the United States
  Government                         $    6,033,000      $    6,272,000
Mortgage-backed securities              546,790,000         553,990,000
Securities of public utilities          208,074,000         205,119,000
Corporate bonds and notes             2,624,330,000       2,616,073,000
Redeemable preferred stocks               6,125,000           7,507,000
Other debt securities                   861,388,000         859,879,000
                                     --------------      --------------

  Total                              $4,252,740,000      $4,248,840,000
                                     ==============      ==============

AT SEPTEMBER 30, 1998:

Securities of the United States
  Government                         $   84,377,000      $   88,239,000
Mortgage-backed securities              569,613,000         584,007,000
Securities of public utilities          108,431,000         106,065,000
Corporate bonds and notes               883,890,000         884,209,000
Redeemable preferred stocks               6,125,000           6,888,000
Other debt securities                   282,427,000         285,346,000
                                     --------------      --------------

  Total                              $1,934,863,000      $1,954,754,000
                                     ==============      ==============

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS (Continued)

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 1999, follow:

                                                         Estimated
                                    Amortized             Fair
                                      Cost                Value
                                  --------------      --------------
Due in one year or less           $  199,679,000      $  199,198,000
Due after one year through
  five years                         552,071,000         530,289,000
Due after five years through
  ten years                        1,243,298,000       1,187,044,000
Due after ten years                  654,951,000         624,504,000
Mortgage-backed securities         1,505,729,000       1,412,134,000
                                  --------------      --------------

  Total                           $4,155,728,000      $3,953,169,000
                                  ==============      ==============

        Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS (Continued)

        Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                        Gross                Gross
                                      Unrealized          Unrealized
                                        Gains               Losses
                                     -------------      -------------
AT DECEMBER 31, 1999:

Securities of the United States
  Government                         $      47,000      $  (1,852,000)
Mortgage-backed securities               3,238,000        (96,832,000)
Securities of public utilities              13,000         (7,350,000)
Corporate bonds and notes               10,222,000        (89,758,000)
Redeemable preferred stocks                172,000                ---
Other debt securities                    4,275,000        (24,734,000)
                                     -------------      -------------

  Total                              $  17,967,000      $(220,526,000)
                                     =============      =============

AT DECEMBER 31, 1998:

Securities of the United States
  Government                         $     239,000      $         ---
Mortgage-backed securities               9,398,000         (2,198,000)
Securities of public utilities             926,000         (3,881,000)
Corporate bonds and notes               22,227,000        (30,484,000)
Redeemable preferred stocks              1,382,000                ---
Other debt securities                    2,024,000         (3,533,000)
                                     -------------      -------------

  Total                              $  36,196,000      $ (40,096,000)
                                     =============      =============

AT SEPTEMBER 30, 1998:

Securities of the United States
  Government                         $   3,862,000      $         ---
Mortgage-backed securities              15,103,000           (709,000)
Securities of public utilities           2,420,000         (4,786,000)
Corporate bonds and notes               31,795,000        (31,476,000)
Redeemable preferred stocks                763,000                ---
Other debt securities                    5,235,000         (2,316,000)
                                     -------------      -------------

  Total                              $  59,178,000      $ (39,287,000)
                                     =============      =============


        There were no gross unrealized gains on equity securities available for sale at December 31, 1999. Gross unrealized gains on equity securities available for sale aggregated $10,000 and $54,000 at December 31, 1998 and September 30, 1998, respectively. There were no unrealized losses at December 31, 1999, December 31, 1998, or September 30, 1998.

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS (Continued)

        Gross realized investment gains and losses on sales of investments are as follows:

                                                                      Years Ended September 30,
                            Year Ended      Three Months Ended    -------------------------------
                         December 31, 1999   December 31, 1998        1998               1997
                         -----------------  ------------------    ------------       ------------
BONDS, NOTES AND
  REDEEMABLE PREFERRED
  STOCKS:
  Realized gains            $  8,333,000       $  6,669,000       $ 28,086,000       $ 22,179,000
  Realized losses            (26,113,000)        (5,324,000)        (4,627,000)       (25,310,000)

COMMON STOCKS:
  Realized gains               4,239,000             12,000            337,000          4,002,000
  Realized losses                (11,000)            (9,000)               ---           (312,000)

OTHER INVESTMENTS:
  Realized gains                     ---            573,000          8,824,000          2,450,000

IMPAIRMENT WRITEDOWNS         (6,068,000)        (1,650,000)       (13,138,000)       (20,403,000)
                            ------------       ------------       ------------       ------------

Total net realized
  investment gains
  and losses                $(19,620,000)      $    271,000       $ 19,482,000       $(17,394,000)
                            ============       ============       ============       ============

        The sources and related amounts of investment income are as follows:

                                                                          Years Ended September 30,
                                Year Ended       Three Months Ended  ---------------------------------
                             December 31,1999    December 31, 1998       1998                1997
                             ----------------    ------------------  -------------       -------------
Short-term investments        $  61,764,000       $   4,649,000      $  12,524,000       $  11,780,000
Bonds, notes and
  redeemable preferred
  stocks                        348,373,000          39,660,000        156,140,000         163,038,000
Mortgage loans                   47,480,000           7,904,000         29,996,000          17,632,000
Common stocks                         7,000                 ---             34,000              16,000
Real estate                        (525,000)             13,000           (467,000)           (296,000)
Cost-method partnerships          6,631,000             352,000         24,311,000           6,725,000
Other invested assets            58,223,000           1,700,000           (572,000)         11,864,000
                              -------------       -------------      -------------       -------------

  Total investment
     income                   $ 521,953,000       $  54,278,000      $ 221,966,000       $ 210,759,000
                              =============       =============      =============       =============

        Expenses incurred to manage the investment portfolio amounted to $10,014,000 for the year ended December 31, 1999, $500,000 for the three months ended December 31, 1998, $1,910,000 for the year ended September 30, 1998 and $2,050,000 for the year ended September 30, 1997, and are included in General and Administrative Expenses in the income statement. Investment expenses have increased significantly because the size of the portfolio increased as a result of the Acquisition.

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS (Continued)

        At December 31, 1999, the following investments exceeded 10% of the Company's consolidated shareholder's equity of $935,126,000:

                                         Amortized           Fair
                                           Cost              Value
                                        ------------      ------------
Provident Institutional Funds Inc.
  Del Treasury Trust Fund                113,000,000       113,000,000
Salomon Smith Barney Repurchase
  Agreement                               97,000,000        97,000,000
                                        ------------      ------------

  Total                                 $210,000,000      $210,000,000
                                        ============      ============


        At December 31, 1999, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 36% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

        At December 31, 1999, bonds, notes and redeemable preferred stocks included $377,149,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 1999.

        At December 31, 1999, the carrying value of investments in default as to the payment of principal or interest was $1,529,000, composed of $870,000 of bonds and $659,000 of mortgage loans. Such nonperforming investments had an estimated fair value of $872,000.

        As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 1999, the Company had one outstanding Swap Agreement with a notional principal amount of $21,538,000, which matures in December 2024. The net interest paid amounted to $215,000 for the year ended December 31, 1999, $54,000 for the three months ended December 31, 1998, $278,000 for the year ended September 30, 1998, and $125,000 for the year ended September 30, 1997, and is included in Interest Expense on Guaranteed Investment Contracts in the income statement.

        At December 31, 1999, $7,418,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

6.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The  following  estimated  fair  value  disclosures  are   limited  to

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for cost-method partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

        The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

        The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

        CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

        BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

        SEPARATE ACCOUNT SEED MONEY: Carrying value is the market value of the underlying securities.

        COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        COST-METHOD PARTNERSHIPS: Fair value of limited partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

        VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

        RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

        RESERVES FOR UNIVERSAL LIFE INSURANCE CONTRACTS:  Universal  life  and

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        single life premium life contracts are assigned a fair value equal to current net surrender value.

        RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

        RECEIVABLE FROM/PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

        MODIFIED COINSURANCE DEPOSIT LIABILITY: Fair value is based on discounting the liability by the appropriate cost of funds, and therefore approximates carrying value.

        VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

        SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        The estimated fair values of the Company's financial instruments at December 31, 1999, December 31, 1998 and September 30, 1998 compared with their respective carrying values, are as follows:

                                                 Carrying              Fair
                                                  Value                Value
                                             ---------------      ---------------
DECEMBER 31, 1999:

ASSETS:
  Cash and short-term investments            $   475,162,000      $   475,162,000
  Bonds, notes and redeemable
     preferred stocks                          3,953,169,000        3,953,169,000
  Mortgage loans                                 674,679,000          673,781,000
  Separate account seed money                    141,499,000          141,499,000
  Common stocks                                          ---                  ---
  Cost-method partnerships                         4,009,000            9,114,000
  Variable annuity assets held in
     separate accounts                        19,949,145,000       19,949,145,000
  Receivable from brokers for sales
     of securities                                54,760,000           54,760,000

LIABILITIES:
  Reserves for fixed annuity contracts         3,254,895,000        3,053,660,000
  Reserves for universal life insurance
     contracts                                 1,978,332,000        1,853,442,000
  Reserves for guaranteed investment
     contracts                                   305,570,000          305,570,000
  Payable to brokers for purchases
     of securities                                   139,000              139,000
  Modified coinsurance deposit
     liability                                   140,757,000          140,757,000
  Variable annuity liabilities related
     to separate accounts                     19,949,145,000       19,367,834,000
  Subordinated notes payable to
     affiliates                                   37,816,000           38,643,000
                                             ===============      ===============

DECEMBER 31, 1998:

ASSETS:
  Cash and short-term investments            $ 3,303,454,000      $ 3,303,454,000
  Bonds, notes and redeemable
     preferred stocks                          4,248,840,000        4,248,840,000
  Mortgage loans                                 388,780,000          411,230,000
  Separate account seed money                            ---                  ---
  Common stocks                                    1,419,000            1,419,000
  Cost-method partnerships                         4,577,000           12,802,000
  Variable annuity assets held in
     separate accounts                        13,767,213,000       13,767,213,000
  Receivable from brokers for sales
     of securities                                22,826,000           22,826,000

LIABILITIES:
  Reserves for fixed annuity contracts         5,500,157,000        5,437,045,000
  Reserves for universal life
     insurance contracts                       2,339,194,000        2,339,061,000
  Reserves for guaranteed investment
     contracts                                   306,461,000          306,461,000
  Variable annuity liabilities related
     to separate accounts                     13,767,213,000       13,287,434,000
  Subordinated notes payable to
     affiliates                                  209,367,000          211,058,000
                                             ===============      ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                               Carrying              Fair
                                                Value                Value
                                            ---------------      ---------------
SEPTEMBER 30, 1998:

ASSETS:
  Cash and short-term investments           $   333,735,000      $   333,735,000
  Bonds, notes and redeemable
     preferred stocks                         1,954,754,000        1,954,754,000
  Mortgage loans                                391,448,000          415,981,000
  Separate account seed money                           ---                  ---
  Common stocks                                     169,000              169,000
  Cost-method partnerships                        4,403,000           12,744,000
  Variable annuity assets held in
     separate accounts                       11,133,569,000       11,133,569,000
  Receivable from brokers for sales
     of securities                               23,904,000           23,904,000

LIABILITIES:
  Reserves for fixed annuity contracts        2,189,272,000        2,116,874,000
  Reserves for guaranteed investment
     contracts                                  282,267,000          282,267,000
  Payable to brokers for purchases
     of securities                               50,957,000           50,957,000
  Variable annuity liabilities related
     to separate accounts                    11,133,569,000       10,696,607,000
  Subordinated notes payable to
     affiliates                                  39,182,000           41,272,000
                                            ===============      ===============


7.      SUBORDINATED NOTES PAYABLE TO AFFILIATES

        At December 31, 1998, Subordinated Notes Payable to Affiliates included a surplus note (the "Note") payable to its immediate parent, SunAmerica Life Insurance Company (the "Parent"), for $170,436,000. On June 30, 1999, the Parent cancelled the Note and forgave the interest earned. Funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet.

        Subordinated notes and accrued interest payable to affiliates totaled $37,816,000 at interest rates ranging from 8% to 9% at December 31, 1999, and require principal payments of $5,400,000 in 2000, $10,000,000 in 2001 and $22,060,000 in 2002.

8.      REINSURANCE

        The business which was assumed from MBL Life is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.      REINSURANCE (Continued)

        one insured life. At December 31, 1999, a total reserve credit of $3,560,000 was taken against the life insurance reserves. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

        On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, $3,621,000 in 1999, is classified as General and Administrative Expenses in the income statement.

        On August 11, 1998, the Company entered into a similar modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands stock life insurance company, effective December 31, 1997. As a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities. As payments were made to the reinsurer, the reduction of DAC was relieved. Certain expenses related to this transaction were charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement was not material.

        On December 31, 1998, the Company recaptured this business. As part of this recapture, the Company paid cash of $170,436,000 and recorded an increase in DAC of $167,202,000 with the balance of $3,234,000 being recorded as DAC amortization in the income statement.

9.      CONTINGENT LIABILITIES

        The Company has entered into four agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees is $359,400,000. The Company's Parent currently shares in the liabilities and fees of two of these agreements. The Parent's share in these liabilities will increase by $150,000,000 subsequent to December 31, 1999, and the Company's share will decrease to $209,400,000. Management does not anticipate any material future losses with respect to these liquidity support facilities.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.      CONTINGENT LIABILITIES (Continued)

        The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations or cash flows.

        The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

        The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligation of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the support agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

        American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.     SHAREHOLDER'S EQUITY

        The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 1999, December 31, 1998 and September 30, 1998, 3,511 shares were outstanding.

        Changes in shareholder's equity are as follows:

                                                                            Years Ended September 30,
                                 Year Ended       Three Months Ended    ---------------------------------
                              December 31, 1999   December 31, 1998         1998                1997
                              -----------------   ------------------    -------------       -------------
ADDITIONAL PAID-IN
  CAPITAL:
  Beginning balances            $ 378,674,000       $ 308,674,000       $ 308,674,000       $ 280,263,000
  Reclassification of
     Note by the Parent           170,436,000                 ---                 ---                 ---
  Return of capital              (170,500,000)                ---                 ---                 ---
  Capital contributions
     received                     114,250,000          70,000,000                 ---          28,411,000
  Contribution of
     partnership
     investment                       150,000                 ---                 ---                 ---
                                -------------       -------------       -------------       -------------

Ending balances                 $ 493,010,000       $ 378,674,000       $ 308,674,000       $ 308,674,000
                                =============       =============       =============       =============

RETAINED EARNINGS:
  Beginning balances            $ 366,460,000       $ 332,069,000       $ 244,628,000       $ 207,002,000
  Net income                      184,698,000          34,391,000         138,641,000          63,126,000
  Dividends paid                          ---                 ---         (51,200,000)        (25,500,000)
                                -------------       -------------       -------------       -------------

Ending balances                 $ 551,158,000       $ 366,460,000       $ 332,069,000       $ 244,628,000
                                =============       =============       =============       =============

ACCUMULATED OTHER
  COMPREHENSIVE INCOME
  (LOSS):
     Beginning balances         $  (1,619,000)      $   8,415,000       $  18,405,000       $  (5,521,000)
     Change in net
        unrealized gains
        (losses) on debt
        securities
        available for sale       (198,659,000)        (23,791,000)        (23,818,000)         57,463,000
     Change in net
        unrealized gains
        (losses) on equity
        securities
        available for sale            (10,000)            (44,000)           (950,000)            (55,000)
     Change in adjustment
        to deferred
        acquisition costs          28,000,000           8,400,000           9,400,000         (20,600,000)
     Tax effects of net
        changes                 $  59,735,000           5,401,000           5,378,000         (12,882,000)
                                -------------       -------------       -------------       -------------

Ending balances                 $(112,553,000)      $  (1,619,000)      $   8,415,000       $  18,405,000
                                =============       =============       =============       =============

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.     SHAREHOLDER'S EQUITY (Continued)

        Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations less equity in undistributed income or loss of subsidiaries included in net investment income if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. No dividends were paid in the year ended December 31, 1999 or the three months ended December 31, 1998. Dividends in the amounts of $51,200,000 and $25,500,000 were paid on June 4, 1998 and April 1, 1997, respectively. Dividends of $69,000,000 were paid on March 1, 2000.

        Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the year ended December 31, 1999 was $261,539,000. The statutory net loss for the year ended December 31, 1998 was $98,766,000. The statutory net income for the year ended December 31, 1997 totaled $74,407,000. The Company's statutory capital and surplus totaled $694,621,000 at December 31, 1999, $443,394,000 at December 31, 1998 and $537,542,000 at September 30,
        1998.

        On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.     INCOME TAXES

        The components of the provisions for federal income taxes on pretax income consist of the following:

                                            Net Realized
                                             Investment
                                           Gains (Losses)       Operations            Total
                                           -------------       -------------       -------------
YEAR ENDED DECEMBER 31, 1999:

Currently payable                          $   6,846,000       $ 196,192,000       $ 203,038,000
Deferred                                     (13,713,000)        (86,300,000)       (100,013,000)
                                           -------------       -------------       -------------

  Total income tax expense
    (benefit)                              $  (6,867,000)      $ 109,892,000       $ 103,025,000
                                           =============       =============       =============

THREE MONTHS ENDED DECEMBER 31, 1998:

Currently payable                          $     740,000       $   3,421,000       $   4,161,000
Deferred                                        (620,000)         16,565,000          15,945,000
                                           -------------       -------------       -------------

  Total income tax expense                 $     120,000       $  19,986,000       $  20,106,000
                                           =============       =============       =============

YEAR ENDED SEPTEMBER 30, 1998:

Currently payable                          $   4,221,000       $  32,743,000       $  36,964,000
Deferred                                        (550,000)         34,637,000          34,087,000
                                           -------------       -------------       -------------

  Total income tax expense                 $   3,671,000       $  67,380,000       $  71,051,000
                                           =============       =============       =============

YEAR ENDED SEPTEMBER 30, 1997:

Currently payable                          $  (3,635,000)      $  50,828,000       $  47,193,000
Deferred                                      (2,258,000)        (13,766,000)        (16,024,000)
                                           -------------       -------------       -------------

  Total income tax expense
    (benefit)                              $  (5,893,000)      $  37,062,000       $  31,169,000
                                           =============       =============       =============


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.     INCOME TAXES (Continued)

        Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                                             Years Ended September 30,
                                  Year Ended       Three Months Ended    ---------------------------------
                               December 31, 1999    December 31, 1998        1998                1997
                               ----------------    ------------------    -------------       -------------
Amount computed at
  statutory rate                 $ 100,703,000       $  19,074,000       $  73,392,000       $  33,003,000
Increases (decreases)
  resulting from:
     Amortization of
        differences between
        book and tax bases
        of net assets
        acquired                       609,000             146,000             460,000             666,000
     State income taxes,
        net of federal tax
        benefit                      7,231,000           1,183,000           5,530,000           1,950,000
     Dividends-received
        deduction                   (3,618,000)           (345,000)         (7,254,000)         (4,270,000)
     Tax credits                    (1,346,000)                             (1,296,000)           (318,000)
     Other, net                       (554,000)             48,000             219,000             138,000
                                 -------------       -------------       -------------       -------------

     Total income tax
        expense                  $ 103,025,000       $  20,106,000       $  71,051,000       $  31,169,000
                                 =============       =============       =============       =============

        For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 1999. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.     INCOME TAXES (Continued)

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                    December 31,        December 31,        September 30,
                                        1999                1998                 1998
                                    -------------       -------------       -------------
DEFERRED TAX LIABILITIES:
Investments                         $  23,208,000       $  18,174,000       $  17,643,000
Deferred acquisition costs            272,697,000         222,943,000         223,392,000
State income taxes                      5,203,000           3,143,000           2,873,000
Other liabilities                      18,658,000          13,906,000             144,000
Net unrealized gains on debt
  and equity securities
  available for sale                          ---                 ---           4,531,000
                                    -------------       -------------       -------------
Total deferred tax liabilities      $ 319,766,000         258,166,000         248,583,000
                                    -------------       -------------       -------------

DEFERRED TAX ASSETS:
Contractholder reserves              (261,781,000)       (148,587,000)       (149,915,000)
Guaranty fund assessments              (2,454,000)         (2,935,000)         (2,910,000)
Deferred income                       (48,371,000)                ---                 ---
Other assets                                  ---                 ---                 ---
Net unrealized losses on
  debt and equity securities
  available for sale                  (60,605,000)           (872,000)                ---
                                    -------------       -------------       -------------
Total deferred tax assets            (373,211,000)       (152,394,000)       (152,825,000)
                                    -------------       -------------       -------------
Deferred income taxes               $ (53,445,000)      $ 105,772,000       $  95,758,000
                                    =============       =============       =============


12.     COMPREHENSIVE INCOME

        Effective October 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. The adoption of SFAS 130 did not have an impact on the Company's results of operations, financial condition or liquidity. Comprehensive income amounts for the prior years are disclosed to conform to the current year's presentation.

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.     COMPREHENSIVE INCOME (Continued)

        The before tax, after tax, and tax benefit (expense) amounts for each component of the increase or decrease in unrealized losses or gains on debt and equity securities available for sale for both the current and prior periods are summarized below:

                                                            Tax Benefit
                                         Before Tax          (Expense)          Net of Tax
                                       -------------       -------------       -------------
YEAR ENDED DECEMBER 31,
1999:

Net unrealized losses on debt and
  equity securities available
  for sale identified in the
  current period                       $(217,259,000)      $  76,041,000       $(141,218,000)

Increase in deferred acquisition
  cost adjustment identified in
  the current period                      34,690,000         (12,141,000)         22,549,000
                                       -------------       -------------       -------------

Subtotal                                (182,569,000)         63,900,000        (118,669,000)
                                       -------------       -------------       -------------

Reclassification adjustment for:
  Net realized losses included
     in net income                        18,590,000          (6,507,000)         12,083,000
  Related change in deferred
     acquisition costs                    (6,690,000)          2,342,000          (4,348,000)
                                       -------------       -------------       -------------
  Total reclassification
     adjustment                           11,900,000          (4,165,000)          7,735,000
                                       -------------       -------------       -------------

Total other comprehensive
  loss                                 $(170,669,000)      $  59,735,000       $(110,934,000)
                                       =============       =============       =============

THREE MONTHS ENDED DECEMBER 31,
1998:

Net unrealized losses on debt
  and equity securities available
  for sale identified in the
  current period                       $ (24,345,000)      $   8,521,000       $ (15,824,000)

Increase in deferred acquisition
  cost adjustment identified in
  the current period                       8,579,000          (3,004,000)          5,575,000
                                       -------------       -------------       -------------

Subtotal                                 (15,766,000)          5,517,000         (10,249,000)
                                       -------------       -------------       -------------

Reclassification adjustment for:
  Net realized losses included
     in net income                           510,000            (179,000)            331,000
  Related change in deferred
     acquisition costs                      (179,000)             63,000            (116,000)
                                       -------------       -------------       -------------
  Total reclassification
     adjustment                              331,000            (116,000)            215,000
                                       -------------       -------------       -------------

Total other comprehensive loss         $ (15,435,000)      $   5,401,000       $ (10,034,000)
                                       =============       =============       =============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.     COMPREHENSIVE INCOME (Continued)

                                                          Tax Benefit
                                        Before Tax         (Expense)          Net of Tax
                                       ------------       ------------       ------------
YEAR ENDED SEPTEMBER 30,
1998:

Net unrealized losses on debt and
  equity securities available
  for sale identified in the
  current period                       $(10,281,000)      $  3,598,000       $ (6,683,000)

Increase in deferred acquisition
  cost adjustment identified in
  the current period                      4,086,000         (1,430,000)         2,656,000
                                       ------------       ------------       ------------

Subtotal                                 (6,195,000)         2,168,000         (4,027,000)
                                       ------------       ------------       ------------

Reclassification adjustment for:
  Net realized losses included
     in net income                      (14,487,000)         5,070,000         (9,417,000)
  Related change in deferred
     acquisition costs                    5,314,000         (1,860,000)         3,454,000
                                       ------------       ------------       ------------
  Total reclassification
     adjustment                          (9,173,000)         3,210,000         (5,963,000)
                                       ------------       ------------       ------------

Total other comprehensive loss         $(15,368,000)      $  5,378,000       $ (9,990,000)
                                       ============       ============       ============

YEAR ENDED SEPTEMBER 30,
1997:

Net unrealized gains on debt
  and equity securities available
  for sale identified in the
  current period                       $ 40,575,000       $(14,201,000)      $ 26,374,000

Decrease in deferred acquisition
  cost adjustment identified in
  the current period                    (15,031,000)         5,262,000         (9,769,000)
                                       ------------       ------------       ------------

Subtotal                                 25,544,000         (8,939,000)        16,605,000
                                       ------------       ------------       ------------

Reclassification adjustment for:
  Net realized losses included
     in net income                       16,832,000         (5,891,000)        10,941,000
  Related change in deferred
     acquisition costs                   (5,569,000)         1,949,000         (3,620,000)
                                       ------------       ------------       ------------
  Total reclassification
     adjustment                          11,263,000         (3,942,000)         7,321,000
                                       ------------       ------------       ------------

Total other comprehensive
  income                               $ 36,807,000       $(12,881,000)      $ 23,926,000
                                       ============       ============       ============

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.     RELATED-PARTY MATTERS

        The Company pays commissions to five affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $37,435,000 in the year ended December 31, 1999, $6,977,000 in the three months ended December 31, 1998, and $32,946,000 in the year ended September 30, 1998 and $25,492,000 in the year ended September 30, 1997. These broker-dealers, when combined with the Company's wholly owned broker-dealer, represent a significant portion of the Company's business, amounting to approximately 35.6% of premiums in the year ended December 31, 1999 and the three months ended December 31, 1998, 33.6% in the year ended September 30, 1998 and 36.1% in the year ended September 30, 1997.

        The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $105,059,000 for the year ended December 31, 1999, $21,593,000 for the three months ended December 31, 1998, $84,975,000 for the year ended September 30, 1998 and $86,116,000 for the year ended September 30, 1997. The marketing component of such costs during these periods amounted to $53,385,000, $9,906,000, $39,482,000 and $31,968,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

        At December 31, 1999 and 1998, the Company held bonds with a fair value of $50,000 and $84,965,000, respectively, which were issued by its affiliate, International Lease Finance Corp. The amortized cost of these bonds is equal to the fair value. At September 30, 1998 and 1997, the Company held no investments issued by any of its affiliates.

        During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See Note 4). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.

        During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.

        For the three months ended December 31, 1998, the Company made no purchases or sales of invested assets from or to the Parent or its affiliates.

        During the year ended September 30, 1998, the Company sold various invested assets to SunAmerica for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

        During the year ended September 30, 1998, the Company purchased certain invested assets from SunAmerica, the Parent and CalAmerica Life Insurance Company ("CalAmerica"), a wholly-owned subsidiary of the Parent that has since merged into the Parent, for cash equal to their current market value which aggregated $20,666,000, $10,468,000

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.     RELATED-PARTY MATTERS (Continued)

        and $61,000, respectively.

        During the year ended September 30, 1997, the Company sold various invested assets to the Parent and CalAmerica for cash equal to their current market value of $15,776,000 and $15,000, respectively. The Company recorded a net gain aggregating $276,000 on such transactions.

        During the year ended September 30, 1997, the Company purchased certain invested assets from the Parent and CalAmerica for cash equal to their current market value of $8,717,000 and $284,000, respectively.

14.     BUSINESS SEGMENTS

        Effective January 1, 1999, the Company adopted Statement of Financial Accounting Standards No. 131 ("SFAS 131"), "Disclosures about Segments of an Enterprise and Related Information," which requires the reporting of certain financial information by business segment. For the purpose of providing segment information, the Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The annuity operations focus primarily on the marketing of variable annuity products and the administration of the universal life business acquired from MBL Life in 1998 (See Note 4). The Company's variable annuity products offer investors a broad spectrum of fund alternatives, with a choice of investment managers, as well as guaranteed fixed-rate account options. The Company earns fee income on investments in the variable options and net investment income on the fixed-rate options. The asset management operations are conducted by the Company's registered investment advisor subsidiary, SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), and its related distributor. SunAmerica Asset Management earns fee income by distributing and managing a diversified family of mutual funds, by managing certain subaccounts within the Company's variable annuity products and by providing professional management of individual, corporate and pension plan portfolios. The broker-dealer operations are conducted by the Company's broker-dealer subsidiary, Royal Alliance Associates, Inc. ("Royal"), which sells proprietary annuities and mutual funds, as well as a full range of non-proprietary investment products.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

        Summarized data for the Company's business segments follow:

                                                               Asset                Broker
                                      Annuity               Management              Dealer
                                     Operations             Operations             Operations               Total
                                   ----------------       ----------------       ----------------       ----------------
YEAR ENDED DECEMBER 31, 1999:

Total assets                       $ 26,649,310,000       $    150,966,000       $     74,218,000       $ 26,874,494,000
Expenditures for long-
  lived assets                                  ---              2,563,000              2,728,000              5,291,000
Investment in subsidiaries                      ---                    ---                    ---                    ---

Revenue from external
  customers                             790,697,000             54,652,000             41,185,000            886,534,000
Intersegment revenue                            ---             62,998,000              8,193,000             71,191,000
                                   ----------------       ----------------       ----------------       ----------------

Total revenue                           790,697,000            117,650,000             49,378,000            957,725,000
                                   ================       ================       ================       ================


Investment income                       511,914,000              9,072,000                967,000            521,953,000
Interest expense                       (354,263,000)            (3,085,000)              (389,000)          (357,737,000)
Depreciation and
  amortization expense                  (95,408,000)           (23,249,000)            (3,234,000)          (121,891,000)
Income from unusual
  transactions                                  ---                    ---                    ---                    ---
Pretax income                           199,333,000             67,779,000             20,611,000            287,723,000
Income tax expense                      (65,445,000)           (28,247,000)            (9,333,000)          (103,025,000)
Income from extraordinary
  items                                         ---                    ---                    ---                    ---
Net income                         $    133,888,000       $     39,532,000       $     11,278,000       $    184,698,000
                                   ================       ================       ================       ================


Significant non-cash
  items                            $            ---       $            ---       $            ---       $            ---
                                   ================       ================       ================       ================


                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

                                                           Asset                Broker-
                                    Annuity              Management              Dealer
                                   Operations            Operations             Operations               Total
                                ----------------       ----------------       ----------------       ----------------
THREE MONTHS ENDED
DECEMBER 31, 1998:

Total assets                    $ 22,982,323,000       $    104,473,000       $     59,537,000       $ 23,146,333,000
Expenditures for long-
  lived assets                               ---                328,000              1,005,000              1,333,000
Investment in subsidiaries                   ---                    ---                    ---                    ---

Revenue from external
  customers                          103,626,000             11,103,000              9,605,000            124,334,000
Intersegment revenue                         ---             11,871,000              1,674,000             13,545,000
                                ----------------       ----------------       ----------------       ----------------

Total revenue                        103,626,000             22,974,000             11,279,000            137,879,000
                                ================       ================       ================       ================


Investment income                     53,149,000                971,000                158,000             54,278,000
Interest expense                     (26,842,000)              (752,000)              (101,000)           (27,695,000)
Depreciation and
  amortization expense               (23,236,000)            (4,204,000)              (561,000)           (28,001,000)
Income from unusual
  transactions                               ---                    ---                    ---                    ---
Pretax income                         36,961,000             13,092,000              4,444,000             54,497,000
Income tax expense                   (12,978,000)            (5,181,000)            (1,947,000)           (20,106,000)
Income from extraordinary
  items                                      ---                    ---                    ---                    ---
Net income                      $     23,983,000       $      7,911,000       $      2,497,000       $     34,391,000
                                ================       ================       ================       ================


Significant non-cash
  item                          $            ---       $            ---       $            ---       $            ---
                                ================       ================       ================       ================


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

                                                               Asset                 Broker-
                                         Annuity             Management              Dealer
                                       Operations            Operations             Operations               Total
                                    ----------------       ----------------       ----------------       ----------------
YEAR ENDED SEPTEMBER 30, 1998:

Total assets                        $ 14,389,922,000       $    104,476,000       $     55,870,000       $ 14,550,268,000
Expenditures for long-
  lived assets                                   ---                477,000              5,289,000              5,766,000
Investment in subsidiaries                       ---                    ---                    ---                    ---

Revenue from external
  customers                              410,011,000             34,396,000             39,729,000            484,136,000
Intersegment revenue                             ---             40,040,000              7,634,000             47,674,000
                                    ----------------       ----------------       ----------------       ----------------

Total revenue                            410,011,000             74,436,000             47,363,000            531,810,000
                                    ================       ================       ================       ================


Investment income                        218,044,000              2,839,000              1,083,000            221,966,000
Interest expense                        (131,980,000)            (2,709,000)              (405,000)          (135,094,000)
Depreciation and
  amortization expense                   (60,731,000)           (14,780,000)            (1,770,000)           (77,281,000)
Income from unusual
  transactions                                   ---                    ---                    ---                    ---
Pretax income                            148,084,000             39,207,000             22,401,000            209,692,000
Income tax expense                       (44,706,000)           (15,670,000)           (10,675,000)           (71,051,000)
Income from extraordinary
  items                                          ---                    ---                    ---                    ---
Net income                          $    103,378,000       $     23,537,000       $     11,726,000       $    138,641,000
                                    ================       ================       ================       ================


Significant non-cash
  items                             $            ---       $            ---       $            ---       $            ---
                                    ================       ================       ================       ================


                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

                                                                Asset               Broker-
                                        Annuity              Management             Dealer
                                       Operations            Operations            Operations                 Total
                                    ----------------       ----------------       ----------------       ----------------
YEAR ENDED SEPTEMBER 30, 1997:

Total assets                        $ 12,440,311,000       $     81,518,000       $     51,400,000       $ 12,573,229,000
Expenditures for long-
  lived assets                                   ---                804,000              4,527,000              5,331,000
Investment in subsidiaries                       ---                    ---                    ---                    ---

Revenue from external
  customers                              317,061,000             28,655,000             31,678,000            377,394,000
Intersegment revenue                             ---             22,790,000              6,327,000             29,117,000
                                    ----------------       ----------------       ----------------       ----------------

Total revenue                            317,061,000             51,445,000             38,005,000            406,511,000
                                    ================       ================       ================       ================


Investment income                        208,382,000              1,445,000                932,000            210,759,000
Interest expense                        (134,416,000)            (2,737,000)              (405,000)          (137,558,000)
Depreciation and
  amortization expense                   (55,675,000)           (16,357,000)              (689,000)           (72,721,000)
Income from unusual
  transactions                                   ---                    ---                    ---                    ---
Pretax income                             58,291,000             19,299,000             16,705,000             94,295,000
Income tax expense                       (16,318,000)            (7,850,000)            (7,001,000)           (31,169,000)
Income from extraordinary
  items                                          ---                    ---                    ---                    ---
Net income                          $     41,973,000       $     11,449,000       $      9,704,000       $     63,126,000
                                    ================       ================       ================       ================


Significant non-cash
  items                             $            ---       $           ---        $            ---       $            ---
                                    ================       ================       ================       ================


        Substantially all of the Company's revenues are derived from the United States.

        The accounting policies of the segments are as described in the summary of significant accounting policies (Note 2). The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment. The annuity operations and asset management operations pay commissions to Royal for sales of their proprietary products. Approximately 90% of these commission payments are in turn paid to registered representatives of Royal, with the remainder of the revenue reflected in Net Retained Commissions. In addition, premiums from variable annuity policies sold by the Company are held in trusts that are owned by the Company, although the assets directly support policyholder obligations. SunAmerica Asset Management is the Investment Advisor for all of the subaccounts of these trusts, for which service it receives fees which are direct expenses of the trusts. Such fees are reported as Variable Annuity Fees in the consolidated income statement and are shown as intersegment revenues in the business segments disclosure above, although there is no corresponding expense on the books of any segment.

        The annuity operations segment's products are marketed through over 800 independent broker-dealers, full-service securities firms and financial institutions, in addition to the Company's affiliated broker-dealers. Those independent selling organizations

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

        responsible for over 10% of sales represented 12.0% of sales in the year ended December 31, 1999, 14.7% in the three months ended December 31, 1998, 16.8% in the year ended September 30, 1998, and 18.4% and 10.2% in the year ended September 30, 1997. Registered representatives sell products for the Company's asset management operations and sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in either the asset management operations or the broker-dealer operations.

15.     SUBSEQUENT EVENTS

        On March 1, 2000, the Company paid dividends of $69,000,000 to the Parent.

                          VARIABLE ANNUITY ACCOUNT TWO

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 AUGUST 31, 2000

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account Two


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Two, a separate account of Anchor National Life Insurance Company (the "Separate Account") at August 31, 2000, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.






October 9, 2000

                          VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 August 31, 2000


                                                                                                    U.S.
                                 International        Capital     Growth and          Asset   Government       Money
                                        Equity         Growth         Income     Allocation       Income      Market
                                     Portfolio      Portfolio      Portfolio      Portfolio    Portfolio   Portfolio           TOTAL
                                 ---------------------------------------------------------------------------------------------------
Assets:
  Investments in Mutual Fund
    Variable Annuity Trust
      at  market value              $1,626,007     $4,565,402     $4,760,001     $1,237,367     $790,521     $232,874    $13,212,172
Liabilities                                  0              0              0              0            0            0              0
                                    ------------------------------------------------------------------------------------------------
Net Assets                          $1,626,007     $4,565,402     $4,760,001     $1,237,367     $790,521     $232,874    $13,212,172
                                    ================================================================================================
Accumulation units outstanding          98,829        194,169        224,499         72,790       60,517       19,313
                                    =================================================================================
Unit value of accumulation units    $    16.45     $    23.46     $    21.19     $    16.99     $  13.06     $  12.06
                                    =================================================================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 August 31, 2000


                                                               Market Value             Market
Variable Accounts                                 Shares          Per Share              Value                Cost
------------------------------------------------------------------------------------------------------------------
International Equity Portfolio                   122,214      $     13.30          $ 1,626,007         $ 1,367,669
Capital Growth Portfolio                         279,908            16.31            4,565,402           3,839,620
Growth  and Income Portfolio                     342,253            13.91            4,760,001           4,541,141
Asset Allocation Portfolio                       109,396            11.31            1,237,367           1,228,495
U.S. Government Income Portfolio                  83,741             9.44              790,521             797,167
Money Market Portfolio                           232,874             1.00              232,874             232,874
                                           ------------------------------------------------------------------------
                                                                                  $ 13,212,172        $ 12,006,966
                                                                                  =================================



                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                August 31, 2000


                                                                                                  U.S.
                                 International       Capital     Growth and         Asset   Government        Money
                                        Equity        Growth         Income    Allocation       Income       Market
                                     Portfolio     Portfolio      Portfolio     Portfolio    Portfolio    Portfolio         TOTAL
                                   ------------------------------------------------------------------------------------------------
Investment income:
  Dividends and capital
     gains distribution            $    54,565    $   322,320    $    14,476    $  48,016    $  53,968    $  18,570    $   511,915
                                   -----------------------------------------------------------------------------------------------

  Total investment income               54,565        322,320         14,476       48,016       53,968       18,570        511,915
                                   -----------------------------------------------------------------------------------------------

Expenses:
  Mortality risk charge                (16,881)       (40,071)       (45,804)     (11,837)      (6,707)      (3,105)      (124,405)
  Expense risk charge                   (6,565)       (15,583)       (17,813)      (4,604)      (2,608)      (1,208)       (48,381)
  Distribution expense charge           (2,814)        (6,679)        (7,634)      (1,973)      (1,118)        (518)       (20,736)
                                   -----------------------------------------------------------------------------------------------

  Total expenses                       (26,260)       (62,333)       (71,251)     (18,414)     (10,433)      (4,831)      (193,522)
                                   -----------------------------------------------------------------------------------------------

Net investment income  (loss)           28,305        259,987        (56,775)      29,602       43,535       13,739        318,393
                                   -----------------------------------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions:
  Proceeds from shares sold            977,075      1,953,894      2,016,365      339,551      394,832      978,428      6,660,145
  Cost of shares sold                 (837,772)    (1,916,859)    (2,088,367)    (357,703)    (404,014)    (978,428)    (6,583,143)
                                   -----------------------------------------------------------------------------------------------

Net realized gains (losses)
  from securities transactions         139,303         37,035        (72,002)     (18,152)      (9,182)           0         77,002
                                   -----------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                  137,246            246       (311,167)     (72,597)     (16,293)           0       (262,565)
  End of period                        258,338        725,782        218,860        8,872       (6,646)           0      1,205,206
                                   -----------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation/depreciation
  of investments                       121,092        725,536        530,027       81,469        9,647            0      1,467,771
                                   -----------------------------------------------------------------------------------------------

Increase (decrease) in net
   assets from operations          $   288,700    $ 1,022,558    $   401,250    $  92,919    $  44,000    $  13,739    $ 1,863,166
                                   ===============================================================================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                               FOR THE YEAR ENDED
                                 August 31, 2000

                                           International         Capital        Growth and           Asset
                                                  Equity          Growth            Income      Allocation
                                               Portfolio       Portfolio         Portfolio       Portfolio
                                             --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:
  Net investment income (loss)               $    28,305      $   259,987      $   (56,775)     $    29,602
  Net realized gains (losses)
    from securities transactions                 139,303           37,035          (72,002)         (18,152)
  Change in net unrealized
    appreciation/depreciation
    of investments                               121,092          725,536          530,027           81,469
                                             ----------------------------------------------------------------
    Increase (decrease) in net
      assets from operations                     288,700        1,022,558          401,250           92,919
                                             ----------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold                   42,720          125,418           77,770            2,156
   Cost of units redeemed                       (698,769)      (1,580,574)      (1,535,032)        (214,643)
   Net transfers                                  71,450          (33,016)        (239,771)         (72,393)
                                             ----------------------------------------------------------------
      Increase (decrease) in net
        assets from capital transactions        (584,599)      (1,488,172)      (1,697,033)        (284,880)
                                             ----------------------------------------------------------------
Increase (decrease) in net assets               (295,899)        (465,614)      (1,295,783)        (191,961)
Net assets at beginning of period              1,921,906        5,031,016        6,055,784        1,429,328
                                             ----------------------------------------------------------------

Net assets at end of period                  $ 1,626,007      $ 4,565,402      $ 4,760,001        1,237,367
                                             ================================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING
Units sold                                         2,566            5,705            3,776              120
Units redeemed                                   (46,922)         (80,087)         (77,992)         (13,322)
Units transferred                                  4,236           (2,135)         (12,182)          (4,654)
                                             ----------------------------------------------------------------

Increase (decrease) in units outstanding         (40,120)         (76,517)         (86,398)         (17,856)
Beginning units                                  138,949          270,686          310,897           90,646
                                             ----------------------------------------------------------------

Ending units                                      98,829          194,169          224,499           72,790
                                             ================================================================
                                                     U.S.
                                               Government             Money
                                                   Income            Market
                                                Portfolio         Portfolio            TOTAL
                                             ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From operations:
  Net investment income (loss)                   $ 43,535      $     13,739      $    318,393
  Net realized gains (losses)
    from securities transactions                   (9,182)                0            77,002
  Change in net unrealized
    appreciation/depreciation
    of investments                                  9,647                 0         1,467,771
                                             ------------------------------------------------
    Increase (decrease) in net
      assets from operations                       44,000            13,739         1,863,166
                                             ------------------------------------------------

From capital transactions:
   Net proceeds from units sold                    60,959            14,300           323,323
   Cost of units redeemed                         (71,798)         (294,445)       (4,395,261)
   Net transfers                                 (135,177)          135,666          (273,241)
                                             ------------------------------------------------

      Increase (decrease) in net
        assets from capital transactions         (146,016)         (144,479)       (4,345,179)
                                             ------------------------------------------------


Increase (decrease) in net assets                (102,016)         (130,740)       (2,482,013)
Net assets at beginning of period                 892,537           363,614        15,694,185
                                             ------------------------------------------------

Net assets at end of period                  $    790,521      $    232,874      $ 13,212,172
                                             =================================================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING
Units sold                                          4,962             1,214
Units redeemed                                     (5,768)          (24,854)
Units transferred                                 (11,330)           11,562
                                             -------------------------------


Increase (decrease) in units outstanding          (12,136)          (12,078)
Beginning units                                    72,653            31,391
                                             -------------------------------

Ending units                                       60,517            19,313
                                             ===============================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                August 31, 1999

                                                                      International          Capital       Growth and
                                                                             Equity           Growth           Income
                                                                          Portfolio        Portfolio        Portfolio
                                                                       ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income                                                 $    83,148      $   476,603      $ 1,029,735
  Net realized gains (losses) from securities transactions                  (41,422)        (109,962)          (7,581)
  Change in net unrealized appreciation/depreciation of investments         342,173          943,442          245,334
                                                                       ----------------------------------------------

     Increase (decrease) in net assets from operations                      383,899        1,310,083        1,267,488
                                                                       ----------------------------------------------

From capital transactions:
  Net proceeds from units sold                                               11,994          113,099          107,064
  Cost of units redeemed                                                   (382,192)      (1,263,095)      (1,838,571)
  Net transfers                                                             (83,217)        (130,757)        (347,666)
                                                                       ----------------------------------------------

     Increase (decrease) in net assets from capital transactions           (453,415)      (1,280,753)      (2,079,173)
                                                                       ----------------------------------------------

Increase (decrease) in net assets                                           (69,516)          29,330         (811,685)
Net assets at beginning of period                                         1,991,422        5,001,686        6,867,469
                                                                       ----------------------------------------------

 Net assets at end of period                                            $ 1,921,906      $ 5,031,016      $ 6,055,784
                                                                       ==============================================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING
Units sold                                                                    1,015            6,611            5,558
Units redeemed                                                              (31,118)         (72,963)         (95,498)
Units transferred                                                            (8,370)          (9,469)         (20,657)
                                                                       ----------------------------------------------

Increase (decrease) in units outstanding                                    (38,473)         (75,821)        (110,597)
Beginning units                                                             177,422          346,507          421,494
                                                                       ----------------------------------------------

Ending units                                                                138,949          270,686          310,897
                                                                       ===============================================

                                                                                      U.S.
                                                                   Asset        Government             Money
                                                              Allocation            Income            Market
                                                               Portfolio         Portfolio         Portfolio            TOTAL
                                                             ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income                                      $    137,915      $     27,680      $     13,287      $  1,768,368
  Net realized gains (losses) from securities transactions         (7,186)           13,609                 0          (152,542)
  Change in net unrealized appreciation/
    depreciation of investments                                     6,778           (64,100)                0         1,473,627
                                                             ------------------------------------------------------------------

     Increase (decrease) in net assets from operations            137,507           (22,811)           13,287         3,089,453
                                                             ------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                     43,021           101,287            11,110           387,575
  Cost of units redeemed                                         (241,480)         (134,601)       (1,121,429)       (4,981,368)
  Net transfers                                                   145,834             3,099         1,203,967           791,260
                                                             ------------------------------------------------------------------

     Increase (decrease) in net assets from
       capital transactions                                       (52,625)          (30,215)           93,648        (3,802,533)
                                                             ------------------------------------------------------------------

Increase (decrease) in net assets                                  84,882           (53,026)          106,935          (713,080)
Net assets at beginning of period                               1,344,446           945,563           256,679        16,407,265
                                                             ------------------------------------------------------------------

 Net assets at end of period                                 $  1,429,328      $    892,537      $    363,614      $ 15,694,185
                                                             ==================================================================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING
Units sold                                                          2,822             7,935               997
Units redeemed                                                    (14,882)          (10,652)          (99,023)
Units transferred                                                   8,676               367           106,549
                                                             -------------------------------------------------

Increase (decrease) in units outstanding                           (3,384)           (2,350)            8,523
Beginning units                                                    94,030            75,003            22,868
                                                             -------------------------------------------------

Ending units                                                       90,646            72,653            31,391
                                                             =================================================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Variable Annuity Account Two of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company") that holds the assets related to the Company's Vista Variable Annuity. The Company is an indirect, wholly owned subsidiary of American International Group Inc. ("AIG"), an international insurance and financial services company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the effectiveness of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account is composed of six variable investment portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of a designated portfolio of the Mutual Fund Variable Annuity Trust (the "Trust"). The Trust is a diversified, open-end investment company, which retains an investment adviser to assist in the investment activities of the Trust. The participant may elect to have payments allocated to any of five guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the six Variable Accounts and do not include balances allocated to the General Account.

     The Variable Accounts became initially available for sale on March 1, 1995. The inception dates for the six individual funds were as follows: March 13, 1995 for the International Equity, Capital Growth, Growth and Income and Asset Allocation funds; June 2, 1995 for the Money Market fund; and July 13, 1995 for the U.S. Government Income fund.

     The investment objectives and policies of the six portfolios of the Trust are summarized below:

     The INTERNATIONAL EQUITY PORTFOLIO seeks total return on assets from long-term growth of capital and from income. This portfolio invests primarily in a broad selection of marketable equity securities of established foreign companies and foreign subsidiaries of U.S. companies participating in foreign economies.

                          VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     The CAPITAL GROWTH PORTFOLIO seeks long-term capital growth. This portfolio invests in a diversified selection of common stocks of domestic and foreign issuers with small to medium capitalizations.

     The GROWTH AND INCOME PORTFOLIO seeks long-term capital appreciation and dividend income. This portfolio invests primarily in a broad selection of domestic and foreign common stocks, particularly stocks that are judged to be undervalued by the market.

     The ASSET ALLOCATION PORTFOLIO seeks maximum total return through a combination of long-term growth of capital and current income. This portfolio invests in a diversified selection of equity and debt securities, including common stocks, convertible securities and government and corporate fixed-income obligations, whose relative proportions may be altered from time to time, depending on the judgment of the adviser.

     The U.S. GOVERNMENT INCOME PORTFOLIO seeks monthly dividends and protection of the value of an investor's investment. This portfolio invests at least 65% of its assets in debt obligations that are backed by the U.S. government.

     The MONEY MARKET PORTFOLIO seeks maximum current income consistent with preservation of capital and maintenance of liquidity through investments in U.S. dollar denominated commercial paper, obligations of foreign governments, obligations issued or guaranteed by U.S. banks, and securities issued by the U.S. government, its agencies or its instrumentalities, and repurchase agreements.

     Purchases and sales of shares of the portfolios of the Trust are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on an average cost basis.

     Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

2.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

                          VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.   CHARGES AND DEDUCTIONS (continued)

     WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Purchase payments that are no longer subject to the withdrawal charge and not previously withdrawn and earnings in the contract may be withdrawn free of withdrawal charges at any time. In addition, there is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is the greater of earnings in the contract or 10% of the purchase payments made more than one year prior to the date of withdrawal that remain subject to the withdrawal charge and that have not previously been withdrawn. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

     Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of a withdrawal charge), and then to purchase payments on a first-in, first-out basis so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

     Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:


                  Years since Purchase                     Applicable Withdrawal
                         Payment                               Charge Percentage
                  --------------------                     ---------------------
                  First                                              6%
                  Second                                             6%
                  Third                                              5%
                  Fourth                                             5%
                  Fifth                                              4%
                  Sixth                                              3%
                  Seventh                                            2%
                  Eighth and beyond                                  0%



                          VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



2.   CHARGES AND DEDUCTIONS (continued)

     CONTRACT ADMINISTRATION CHARGE: An annual contract administration charge of $30 is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract administration charge will be assessed on each anniversary of the issue date of the contract prior to the date when annuity payments begin. In the event that a total surrender of contract value is made, the charge will be assessed as of the date of surrender without proration.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender, upon death of the participant or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred. Premium taxes generally range from 0% to 3.5%.

     MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.25% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge (0.90%) is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant, to waive the withdrawal charge in the event of the death of the participant and to provide a death benefit if the participant dies prior to the date annuity payments begin. The expense risk charge (0.35%) is compensation for the risk assumed by the Company that the cost of administering the contracts will exceed the amount received from the contract administration charge.

     DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. The distribution expense charge is designed to compensate the Company for assuming the risk that the cost of distributing the contracts will exceed the revenues from the withdrawal charge.

                          VARIABLE ANNUITY ACCOUNT TWO
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.   CHARGES AND DEDUCTIONS (continued)

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

3.   INVESTMENT IN MUTUAL FUND VARIABLE ANNUITY TRUST

     The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the year ended August 31, 2000 consist of the following:


                                                            Cost of Shares           Proceeds from
         Variable Account                                         Acquired             Shares Sold
         ---------------------------------------            --------------          --------------
         International Equity Portfolio                         $  420,781             $   977,075

         Capital Growth Portfolio                                  725,708               1,953,894

         Growth & Income Portfolio                                 262,557               2,016,365

         Asset Allocation Portfolio                                 84,273                 339,551

         U.S. Government Income Portfolio                          292,351                 394,832

         Money Market Portfolio                                    847,688                 978,428



4.   FEDERAL INCOME TAXES

     The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

                      PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits
----------------------------------------------

(a)    Financial Statements
---------------------------


        The following financial statements are included in Part B of the Registration Statement:



               Audited Consolidated Financial Statements of Anchor National Life Insurance Company as of December 31, 1999, December 31, 1998 and September 30, 1998, and for the year ended December 31, 1999, for the three months ended December 31, 1998 and for each of the two fiscal years in the period ended September 30, 1998.



               Audited Financial Statements of Variable Annuity Account Two (Portion relating to the Vista Capital Advantage Variable Annuity) for the fiscal year ended August 31, 2000.



(b)     Exhibits
----------------

(1)     Resolutions Establishing Separate Account...... ***
(2)     Custody Agreements............................. **
(3)     (a) Form of Distribution Contract.............. ***
        (b) Selling Agreement.......................... ***
(4)     Variable Annuity Contract...................... ***
(5)     Application for Contract....................... *****
(6)     Depositor - Corporate Documents
        (a)    Certificate of Incorporation...........  *****
        (b)    By-Laws................................  *****
(7)     Reinsurance Contract........................... **
(8)     Fund Participation Agreement................... *****
(9)     Opinion of Counsel............................. ***
        Consent of Counsel............................. *****
(10)    Consent of Independent Accountants............. *
(11)    Financial Statements Omitted from Item 23...... **
(12)    Initial Capitalization Agreement............... **
(13)    Performance Computations....................... **
(14)    Diagram and Listing of All Persons Directly
        or Indirectly Controlled By or Under Common
        Control with Anchor National Life Insurance
        Company, the Depositor of Registrant........... *

(15)    Powers of Attorney............................. *


            *  Filed Herewith
           **  Not Applicable
          *** Filed as part of the Initial Registration Statement to this Registration Statement.
         **** Filed on 12/20/96, Post-Effective Amendments 2 and 4 to this Registration Statement.
        ***** Filed on 12/24/97, Post-Effective Amendments 3 and 5 to this Registration Statement.
       ****** Filed on October 21, 1999, Post-Effective Amendments 6 and 7 to this Registration Statement

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

        The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


Name                                Position
----                                --------

Eli Broad                    Chairman and Chief Executive Officer
Jay S. Wintrob               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
Jana W. Greer                Director and Senior Vice President
N. Scott Gillis              Director and Senior Vice President

Edwin R. Raquel              Senior Vice President and Chief Actuary
Scott H. Richland            Vice President
Edward P. Nolan*             Vice President
Gregory M. Outcalt           Senior Vice President
David R. Bechtel             Vice President and Treasurer
P. Daniel Demko, Jr.         Vice President
Kevin J. Hart                Vice President
J. Franklin Grey             Vice President
Stewart R. Polakov           Vice President
Maurice S. Hebert            Vice President and Controller
Lawrence M. Goldman          Vice President and Assistant Secretary
Christine A. Nixon           Vice President and Secretary


------------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

Item 26.  Persons Controlled By or Under Common Control With Depositor or
-------------------------------------------------------------------------
Registrant
----------


        The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 of the Initial Registration Statement of Variable Annuity Account Seven and Anchor National Life Insurance Company (File Nos. 333-65965 and 811-09003)(N-4) and (333-65953)(S-1), which is incorporated herein by reference. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed March 30, 2000.



Item 27.   Number of Contract Owners
------------------------------------


 As of August 31, 2000, there were [103] owners of Qualified Contracts and [191] owners of Non-Qualified Contracts.


Item 28.  Indemnification
-------------------------

        None.


Item 29.   Principal Underwriter
--------------------------------



        Vista Fund Distributors, Inc. serves as distributor to the Registrant. Its principal business address is One Chase Manhattan Plaza, New York, New York 10081. The following are the directors and officers of Vista Fund Distributors, Inc.
        Name                        Position with Distributor
        ----                        -------------------------
        Lynn J. Mangum              Chairman/Director
        Richard Baxt                President
        William J. Tomko            Senior Vice President
        Gregory A. Trichtinger      Vice President
        Kevin Dell                  Vice President/Secretary
        Robert Tuch                 Assistant Secretary
        Dennis R. Sheehan           Executive Vice President/Director


             Net Distribution     Compensation on
Name of       Discounts and        Redemption or    Brokerage
Distributor     Commissions        Annuitization   Commissions  Commissions*
-----------    -------------       -------------   -----------  -----------
Vista Fund        None               None            None        None
Distributors,
Inc.
--------------------
*Distribution fee is paid by Anchor National Life Insurance Company.

Item 30.   Location of Accounts and Records
--------------------------------------------

        Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. Vista Fund Distributors, Inc., the distributor of the Contracts, is located at 101 Park Avenue, New York, New York 10178. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services
-----------------------------

        Not Applicable.


Item 32.  Undertakings
----------------------

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


Item 33.  Representation
------------------------

a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
      Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

b) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 18th day of December, 2000.



                      VARIABLE ANNUITY ACCOUNT TWO
                             (Registrant)

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             (Depositor)

                      By:   /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             President


                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          (Depositor, on behalf of itself and Registrant)

                      By:   /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             President


        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                       TITLE                           DATE


/s/ ELI BROAD                   Chief Executive Officer
-----------------------------   and Chairman of the Board
    Eli Broad                    (Principal Executive
                                       Officer)

/s/ MARC H. GAMSIN              Senior Vice President
-----------------------------        and Director
    Marc H. Gamsin


/s/ N. SCOTT GILLIS             Senior Vice President
-----------------------------       and Director
    N. Scott Gillis             (Principal Financial
                                      Officer)

/s/ JAMES R. BELARDI            Senior Vice President
-----------------------------       and Director
    James R. Belardi


/s/ JANA W. GREER               Senior Vice President
-----------------------------       and Director
    Jana W. Greer


/s/ MAURICE S. HEBERT            Vice President and         December 18, 2000
-----------------------------        Controller
    Maurice S. Hebert           (Principal Accounting
                                      Officer)

/s/ JAY S. WINTROB              President and Director
-----------------------------
    Jay S. Wintrob





Date:  December 18, 2000

                      EXHIBIT INDEX


Exhibit        Description
-------        -----------
(10)           Consent of Independent Accountants
(14)           Diagram and Listing of All Persons Directly
               or Indirectly Controlled By or Under Common
               Control with Anchor National Life Insurance
               Company, the Depositor of Registrant
(15)           Powers of Attorney